Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (41.3%)
U.S. Government Securities (40.7%)
United States Treasury Note/Bond	4.500%	2/15/36	11,260	15,380
United States Treasury Note/Bond	4.750%	2/15/37	11,720	16,538
United States Treasury Note/Bond	5.000%	5/15/37	2,204	3,193
United States Treasury Note/Bond	4.375%	2/15/38	15,328	20,970
United States Treasury Note/Bond	4.500%	5/15/38	15,925	22,116
United States Treasury Note/Bond	3.500%	2/15/39	16,793	20,920
United States Treasury Note/Bond	4.250%	5/15/39	23,710	32,298
United States Treasury Note/Bond	4.500%	8/15/39	28,466	39,959
United States Treasury Note/Bond	4.375%	11/15/39	30,710	42,543
United States Treasury Note/Bond	4.625%	2/15/40	29,050	41,514
United States Treasury Note/Bond	1.125%	5/15/40	81,365	70,330
United States Treasury Note/Bond	4.375%	5/15/40	36,560	50,864
United States Treasury Note/Bond	1.125%	8/15/40	78,190	67,317
United States Treasury Note/Bond	3.875%	8/15/40	16,065	21,058
United States Treasury Note/Bond	1.375%	11/15/40	115,515	103,783
United States Treasury Note/Bond	4.250%	11/15/40	34,800	47,817
United States Treasury Note/Bond	1.875%	2/15/41	164,155	160,615
United States Treasury Note/Bond	4.750%	2/15/41	30,705	44,858
United States Treasury Note/Bond	2.250%	5/15/41	157,940	164,282
United States Treasury Note/Bond	4.375%	5/15/41	37,045	51,875
United States Treasury Note/Bond	1.750%	8/15/41	44,944	42,977
United States Treasury Note/Bond	3.750%	8/15/41	28,470	36,895
United States Treasury Note/Bond	3.125%	11/15/41	36,977	44,037
United States Treasury Note/Bond	3.125%	2/15/42	49,452	58,979
United States Treasury Note/Bond	3.000%	5/15/42	29,225	34,175
United States Treasury Note/Bond	2.750%	8/15/42	56,023	63,035
United States Treasury Note/Bond	2.750%	11/15/42	68,703	77,248
United States Treasury Note/Bond	3.125%	2/15/43	62,515	74,481
United States Treasury Note/Bond	2.875%	5/15/43	88,875	101,984
United States Treasury Note/Bond	3.625%	8/15/43	67,940	87,197
United States Treasury Note/Bond	3.750%	11/15/43	68,415	89,485
United States Treasury Note/Bond	3.625%	2/15/44	85,414	109,917
United States Treasury Note/Bond	3.375%	5/15/44	71,377	88,708
United States Treasury Note/Bond	3.125%	8/15/44	71,978	86,126
United States Treasury Note/Bond	3.000%	11/15/44	11,536	13,541
United States Treasury Note/Bond	2.500%	2/15/45	42,431	45,826
United States Treasury Note/Bond	3.000%	5/15/45	7,590	8,930
United States Treasury Note/Bond	2.875%	8/15/45	32,492	37,467
United States Treasury Note/Bond	3.000%	11/15/45	13,810	16,279
United States Treasury Note/Bond	2.500%	2/15/46	65,810	71,178
United States Treasury Note/Bond	2.500%	5/15/46	78,356	84,796

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.250%	8/15/46	84,023	86,781
	United States Treasury Note/Bond	2.875%	11/15/46	67,449	78,125
	United States Treasury Note/Bond	3.000%	2/15/47	47,344	56,110
	United States Treasury Note/Bond	3.000%	5/15/47	66,461	78,860
	United States Treasury Note/Bond	2.750%	8/15/47	79,621	90,407
	United States Treasury Note/Bond	2.750%	11/15/47	88,696	100,822
	United States Treasury Note/Bond	3.000%	2/15/48	84,480	100,478
	United States Treasury Note/Bond	3.125%	5/15/48	110,786	134,848
	United States Treasury Note/Bond	3.000%	8/15/48	119,060	141,904
	United States Treasury Note/Bond	3.375%	11/15/48	118,541	151,065
	United States Treasury Note/Bond	3.000%	2/15/49	81,831	97,839
	United States Treasury Note/Bond	2.875%	5/15/49	143,460	167,893
	United States Treasury Note/Bond	2.250%	8/15/49	97,160	100,743
	United States Treasury Note/Bond	2.375%	11/15/49	40,481	43,113
	United States Treasury Note/Bond	2.000%	2/15/50	88,639	87,088
[1]	United States Treasury Note/Bond	1.250%	5/15/50	153,210	125,369
	United States Treasury Note/Bond	1.375%	8/15/50	147,559	124,572
	United States Treasury Note/Bond	1.625%	11/15/50	164,529	147,870
	United States Treasury Note/Bond	1.875%	2/15/51	153,859	146,791
	United States Treasury Note/Bond	2.375%	5/15/51	149,232	159,305
	United States Treasury Note/Bond	2.000%	8/15/51	124,850	122,724
					4,654,198
Agency Bonds and Notes (0.6%)
[2]	AID-Israel	5.500%	9/18/33	1,000	1,392
	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,450
	Federal Home Loan Banks	5.500%	7/15/36	4,055	5,904
[3]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	12,357	17,918
[3,4]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	40	27
[3]	Federal National Mortgage Assn.	5.625%	7/15/37	4,265	6,410
[3]	Federal National Mortgage Assn.	6.210%	8/6/38	770	1,216
	Tennessee Valley Authority	4.650%	6/15/35	2,510	3,263
	Tennessee Valley Authority	5.880%	4/1/36	4,535	6,626
	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,456
	Tennessee Valley Authority	6.150%	1/15/38	2,450	3,718
	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,687
	Tennessee Valley Authority	5.250%	9/15/39	7,795	11,037
	Tennessee Valley Authority	4.875%	1/15/48	2,650	3,790
	Tennessee Valley Authority	5.375%	4/1/56	950	1,515
	Tennessee Valley Authority	4.625%	9/15/60	400	585
	Tennessee Valley Authority	4.250%	9/15/65	2,500	3,479
					71,473
Total U.S. Government and Agency Obligations (Cost $4,491,426)					4,725,671
Corporate Bonds (51.8%)
Communications (7.1%)
	Activision Blizzard Inc.	4.500%	6/15/47	925	1,131
	Activision Blizzard Inc.	2.500%	9/15/50	3,308	2,889
	Alphabet Inc.	1.900%	8/15/40	2,780	2,496
	Alphabet Inc.	2.050%	8/15/50	4,675	4,084
	Alphabet Inc.	2.250%	8/15/60	2,929	2,558
	America Movil SAB de CV	6.375%	3/1/35	1,438	2,021
	America Movil SAB de CV	6.125%	11/15/37	1,100	1,506
	America Movil SAB de CV	6.125%	3/30/40	4,949	6,979
	America Movil SAB de CV	4.375%	7/16/42	3,894	4,640
	America Movil SAB de CV	4.375%	4/22/49	3,241	3,970
	AT&T Inc.	2.250%	2/1/32	6,175	6,017
	AT&T Inc.	2.550%	12/1/33	10,475	10,307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	6.150%	9/15/34	640	843
	AT&T Inc.	4.500%	5/15/35	5,537	6,478
	AT&T Inc.	5.250%	3/1/37	3,775	4,674
	AT&T Inc.	4.900%	8/15/37	2,910	3,523
	AT&T Inc.	4.850%	3/1/39	4,116	4,932
	AT&T Inc.	6.000%	8/15/40	770	1,050
	AT&T Inc.	5.350%	9/1/40	2,600	3,293
	AT&T Inc.	3.500%	6/1/41	6,575	6,753
	AT&T Inc.	5.550%	8/15/41	2,309	3,013
	AT&T Inc.	5.150%	3/15/42	1,550	1,931
	AT&T Inc.	4.900%	6/15/42	2,170	2,628
	AT&T Inc.	4.300%	12/15/42	3,011	3,384
	AT&T Inc.	3.100%	2/1/43	4,185	4,028
	AT&T Inc.	4.650%	6/1/44	2,275	2,676
	AT&T Inc.	4.350%	6/15/45	2,708	3,057
	AT&T Inc.	4.750%	5/15/46	5,406	6,457
[4]	AT&T Inc.	5.150%	11/15/46	3,147	3,990
	AT&T Inc.	5.650%	2/15/47	325	435
	AT&T Inc.	5.450%	3/1/47	1,125	1,468
	AT&T Inc.	4.500%	3/9/48	3,818	4,409
	AT&T Inc.	4.550%	3/9/49	2,259	2,629
	AT&T Inc.	5.150%	2/15/50	570	719
	AT&T Inc.	3.650%	6/1/51	7,675	7,819
	AT&T Inc.	3.300%	2/1/52	5,792	5,578
	AT&T Inc.	3.500%	9/15/53	17,175	17,006
	AT&T Inc.	3.550%	9/15/55	17,496	17,250
	AT&T Inc.	3.800%	12/1/57	13,153	13,443
	AT&T Inc.	3.650%	9/15/59	15,545	15,387
	AT&T Inc.	3.850%	6/1/60	3,410	3,529
	AT&T Inc.	3.500%	2/1/61	2,430	2,332
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	666	811
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	555	661
[4]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	2,000	2,002
	Charter Communications Operating LLC	2.300%	2/1/32	962	917
	Charter Communications Operating LLC	6.384%	10/23/35	6,350	8,340
	Charter Communications Operating LLC	5.375%	4/1/38	1,200	1,450
	Charter Communications Operating LLC	3.500%	6/1/41	2,075	2,042
[5]	Charter Communications Operating LLC	3.500%	3/1/42	3,000	2,929
	Charter Communications Operating LLC	6.484%	10/23/45	7,997	10,855
	Charter Communications Operating LLC	5.375%	5/1/47	5,504	6,593
	Charter Communications Operating LLC	5.750%	4/1/48	6,355	8,038
	Charter Communications Operating LLC	5.125%	7/1/49	2,742	3,219
	Charter Communications Operating LLC	4.800%	3/1/50	6,512	7,335
	Charter Communications Operating LLC	3.700%	4/1/51	4,073	3,943
	Charter Communications Operating LLC	3.900%	6/1/52	5,762	5,727
	Charter Communications Operating LLC	6.834%	10/23/55	1,888	2,747
	Charter Communications Operating LLC	3.850%	4/1/61	3,900	3,717
	Charter Communications Operating LLC	4.400%	12/1/61	3,525	3,678
[5]	Charter Communications Operating LLC	3.950%	6/30/62	1,500	1,451
	Comcast Corp.	4.250%	1/15/33	5,004	5,891
	Comcast Corp.	7.050%	3/15/33	1,709	2,480
	Comcast Corp.	4.200%	8/15/34	1,675	1,960
	Comcast Corp.	5.650%	6/15/35	1,250	1,672
	Comcast Corp.	4.400%	8/15/35	2,970	3,517
	Comcast Corp.	6.500%	11/15/35	422	606
	Comcast Corp.	3.200%	7/15/36	1,526	1,625
	Comcast Corp.	6.450%	3/15/37	3,022	4,385
	Comcast Corp.	3.900%	3/1/38	3,255	3,707

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.600%	10/15/38	2,797	3,417
	Comcast Corp.	3.250%	11/1/39	4,240	4,484
	Comcast Corp.	3.750%	4/1/40	1,410	1,587
	Comcast Corp.	4.650%	7/15/42	3,580	4,449
	Comcast Corp.	4.600%	8/15/45	2,190	2,735
	Comcast Corp.	3.400%	7/15/46	2,769	2,932
	Comcast Corp.	4.000%	8/15/47	2,625	3,008
	Comcast Corp.	3.969%	11/1/47	6,965	7,940
	Comcast Corp.	4.000%	3/1/48	2,325	2,662
	Comcast Corp.	4.700%	10/15/48	2,550	3,255
	Comcast Corp.	3.999%	11/1/49	5,542	6,415
	Comcast Corp.	3.450%	2/1/50	2,725	2,895
	Comcast Corp.	2.800%	1/15/51	3,525	3,331
[6]	Comcast Corp.	2.887%	11/1/51	11,145	10,687
	Comcast Corp.	2.450%	8/15/52	4,250	3,754
	Comcast Corp.	4.049%	11/1/52	3,268	3,794
[6]	Comcast Corp.	2.937%	11/1/56	11,838	11,235
	Comcast Corp.	4.950%	10/15/58	2,479	3,411
	Comcast Corp.	2.650%	8/15/62	2,775	2,455
[6]	Comcast Corp.	2.987%	11/1/63	8,657	8,116
	Deutsche Telekom International Finance BV	9.250%	6/1/32	400	648
	Discovery Communications LLC	5.000%	9/20/37	1,510	1,814
	Discovery Communications LLC	6.350%	6/1/40	1,140	1,567
	Discovery Communications LLC	4.875%	4/1/43	1,241	1,476
	Discovery Communications LLC	5.200%	9/20/47	3,047	3,758
	Discovery Communications LLC	5.300%	5/15/49	1,454	1,814
	Discovery Communications LLC	4.650%	5/15/50	2,935	3,407
	Discovery Communications LLC	4.000%	9/15/55	4,214	4,408
	Electronic Arts Inc.	2.950%	2/15/51	1,205	1,155
	Fox Corp.	5.476%	1/25/39	1,975	2,525
	Fox Corp.	5.576%	1/25/49	3,501	4,719
	Grupo Televisa SAB	8.500%	3/11/32	685	1,008
	Grupo Televisa SAB	6.625%	1/15/40	978	1,366
	Grupo Televisa SAB	5.000%	5/13/45	1,500	1,800
	Grupo Televisa SAB	6.125%	1/31/46	1,750	2,405
	Grupo Televisa SAB	5.250%	5/24/49	2,375	3,008
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	700	735
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,511	2,034
	NBCUniversal Media LLC	4.450%	1/15/43	1,675	2,025
	Orange SA	5.375%	1/13/42	1,100	1,467
	Orange SA	5.500%	2/6/44	1,641	2,250
	Rogers Communications Inc.	7.500%	8/15/38	1,100	1,673
	Rogers Communications Inc.	4.500%	3/15/43	1,505	1,722
	Rogers Communications Inc.	5.450%	10/1/43	249	324
	Rogers Communications Inc.	5.000%	3/15/44	1,949	2,402
	Rogers Communications Inc.	4.300%	2/15/48	675	755
	Rogers Communications Inc.	4.350%	5/1/49	3,722	4,226
	Rogers Communications Inc.	3.700%	11/15/49	1,350	1,395
	Telefonica Emisiones SA	7.045%	6/20/36	4,280	6,172
	Telefonica Emisiones SA	4.665%	3/6/38	2,916	3,408
	Telefonica Emisiones SA	5.213%	3/8/47	5,002	6,239
	Telefonica Emisiones SA	4.895%	3/6/48	2,901	3,481
	Telefonica Emisiones SA	5.520%	3/1/49	3,425	4,482
	TELUS Corp.	4.600%	11/16/48	1,125	1,401
	TELUS Corp.	4.300%	6/15/49	1,581	1,881
	Thomson Reuters Corp.	5.500%	8/15/35	774	1,000
	Thomson Reuters Corp.	5.850%	4/15/40	1,405	1,922
	Thomson Reuters Corp.	5.650%	11/23/43	600	814

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Time Warner Cable LLC	6.550%	5/1/37	2,310	3,123
	Time Warner Cable LLC	7.300%	7/1/38	4,353	6,245
	Time Warner Cable LLC	6.750%	6/15/39	3,146	4,303
	Time Warner Cable LLC	5.875%	11/15/40	3,087	3,892
	Time Warner Cable LLC	5.500%	9/1/41	3,206	3,936
	Time Warner Cable LLC	4.500%	9/15/42	3,310	3,591
	Time Warner Entertainment Co. LP	8.375%	7/15/33	2,571	3,796
	T-Mobile USA Inc.	2.250%	11/15/31	891	873
	T-Mobile USA Inc.	4.375%	4/15/40	6,650	7,653
	T-Mobile USA Inc.	3.000%	2/15/41	4,205	4,077
	T-Mobile USA Inc.	4.500%	4/15/50	7,470	8,725
	T-Mobile USA Inc.	3.300%	2/15/51	6,620	6,417
[6]	T-Mobile USA Inc.	3.400%	10/15/52	3,050	2,986
	T-Mobile USA Inc.	3.600%	11/15/60	2,435	2,396
[6]	T-Mobile USA Inc.	3.600%	11/15/60	1,625	1,603
[4]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	1,033	1,472
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	1,339	1,627
[4]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	1,478	1,748
[4]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	1,382	1,551
[4]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	1,400	1,666
[4]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	150	152
[6]	Verizon Communications Inc.	2.355%	3/15/32	8,000	7,921
	Verizon Communications Inc.	4.500%	8/10/33	6,876	8,187
	Verizon Communications Inc.	6.400%	9/15/33	610	825
	Verizon Communications Inc.	4.400%	11/1/34	6,277	7,434
	Verizon Communications Inc.	4.272%	1/15/36	6,988	8,228
	Verizon Communications Inc.	5.250%	3/16/37	3,928	5,093
	Verizon Communications Inc.	4.812%	3/15/39	4,696	5,831
	Verizon Communications Inc.	2.650%	11/20/40	6,965	6,569
	Verizon Communications Inc.	3.400%	3/22/41	9,000	9,392
	Verizon Communications Inc.	2.850%	9/3/41	2,100	2,050
	Verizon Communications Inc.	4.125%	8/15/46	3,491	4,005
	Verizon Communications Inc.	4.862%	8/21/46	9,805	12,484
	Verizon Communications Inc.	4.522%	9/15/48	9,927	12,151
	Verizon Communications Inc.	5.012%	4/15/49	2,350	3,078
	Verizon Communications Inc.	4.000%	3/22/50	4,550	5,136
	Verizon Communications Inc.	2.875%	11/20/50	5,940	5,525
	Verizon Communications Inc.	3.550%	3/22/51	9,420	9,918
	Verizon Communications Inc.	4.672%	3/15/55	5,540	6,954
	Verizon Communications Inc.	2.987%	10/30/56	10,303	9,578
	Verizon Communications Inc.	3.000%	11/20/60	3,925	3,624
	Verizon Communications Inc.	3.700%	3/22/61	8,185	8,652
	ViacomCBS Inc.	4.200%	5/19/32	3,117	3,564
	ViacomCBS Inc.	5.500%	5/15/33	1,155	1,460
	ViacomCBS Inc.	6.875%	4/30/36	2,655	3,805
	ViacomCBS Inc.	5.900%	10/15/40	863	1,140
	ViacomCBS Inc.	4.850%	7/1/42	2,011	2,419
	ViacomCBS Inc.	4.375%	3/15/43	3,935	4,507
	ViacomCBS Inc.	5.850%	9/1/43	1,494	2,042
	ViacomCBS Inc.	5.250%	4/1/44	779	978
	ViacomCBS Inc.	4.900%	8/15/44	986	1,199
	ViacomCBS Inc.	4.600%	1/15/45	1,614	1,927
	ViacomCBS Inc.	4.950%	5/19/50	2,752	3,451
	Vodafone Group plc	6.250%	11/30/32	1,850	2,476
	Vodafone Group plc	6.150%	2/27/37	4,213	5,779
	Vodafone Group plc	5.000%	5/30/38	1,997	2,500
	Vodafone Group plc	4.375%	2/19/43	2,491	2,895
	Vodafone Group plc	5.250%	5/30/48	7,059	9,146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vodafone Group plc	4.875%	6/19/49	4,056	5,068
	Vodafone Group plc	4.250%	9/17/50	3,225	3,718
	Vodafone Group plc	5.125%	6/19/59	825	1,075
	Walt Disney Co.	6.550%	3/15/33	1,296	1,820
	Walt Disney Co.	6.200%	12/15/34	1,981	2,795
	Walt Disney Co.	6.400%	12/15/35	1,881	2,745
	Walt Disney Co.	6.150%	3/1/37	1,198	1,682
	Walt Disney Co.	6.650%	11/15/37	1,475	2,198
	Walt Disney Co.	4.625%	3/23/40	1,115	1,400
	Walt Disney Co.	3.500%	5/13/40	2,350	2,592
	Walt Disney Co.	6.150%	2/15/41	1,180	1,723
	Walt Disney Co.	5.400%	10/1/43	2,935	4,037
	Walt Disney Co.	4.750%	9/15/44	3,429	4,392
	Walt Disney Co.	4.750%	11/15/46	1,847	2,400
	Walt Disney Co.	2.750%	9/1/49	5,077	4,867
	Walt Disney Co.	4.700%	3/23/50	3,600	4,729
	Walt Disney Co.	3.600%	1/13/51	6,197	6,926
	Walt Disney Co.	3.800%	5/13/60	3,901	4,512
					809,292
Consumer Discretionary (2.9%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	725	833
	Alibaba Group Holding Ltd.	4.000%	12/6/37	2,775	3,024
	Alibaba Group Holding Ltd.	2.700%	2/9/41	2,200	2,018
	Alibaba Group Holding Ltd.	4.200%	12/6/47	4,625	5,099
	Alibaba Group Holding Ltd.	3.150%	2/9/51	3,700	3,451
	Alibaba Group Holding Ltd.	4.400%	12/6/57	1,680	1,931
	Alibaba Group Holding Ltd.	3.250%	2/9/61	2,275	2,108
	Amazon.com Inc.	4.800%	12/5/34	3,100	3,953
	Amazon.com Inc.	3.875%	8/22/37	7,591	8,935
	Amazon.com Inc.	2.875%	5/12/41	4,350	4,477
	Amazon.com Inc.	4.950%	12/5/44	3,575	4,819
	Amazon.com Inc.	4.050%	8/22/47	7,700	9,336
	Amazon.com Inc.	2.500%	6/3/50	5,595	5,251
	Amazon.com Inc.	3.100%	5/12/51	7,300	7,683
	Amazon.com Inc.	4.250%	8/22/57	5,000	6,352
	Amazon.com Inc.	2.700%	6/3/60	5,156	4,851
	Amazon.com Inc.	3.250%	5/12/61	4,075	4,327
[4]	American University	3.672%	4/1/49	1,250	1,404
	Aptiv plc	4.400%	10/1/46	275	325
	Aptiv plc	5.400%	3/15/49	1,125	1,529
	BorgWarner Inc.	4.375%	3/15/45	1,100	1,295
[4]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	1,275	1,342
[4]	California Endowment	2.498%	4/1/51	590	567
	California Institute of Technology	4.321%	8/1/45	1,150	1,469
	California Institute of Technology	4.700%	11/1/11	430	612
	California Institute of Technology	3.650%	9/1/19	1,250	1,405
	Cleveland Clinic Foundation	4.858%	1/1/14	1,040	1,482
	Darden Restaurants Inc.	4.550%	2/15/48	700	806
[4]	Duke University	2.682%	10/1/44	1,050	1,055
[4]	Duke University	2.832%	10/1/55	1,765	1,790
	eBay Inc.	4.000%	7/15/42	1,580	1,779
	eBay Inc.	3.650%	5/10/51	2,350	2,521
[4]	Emory University	2.969%	9/1/50	1,100	1,145
[4]	Ford Foundation	2.415%	6/1/50	956	911
[4]	Ford Foundation	2.815%	6/1/70	1,430	1,415
	General Motors Co.	5.000%	4/1/35	1,613	1,908
	General Motors Co.	6.600%	4/1/36	3,081	4,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Co.	5.150%	4/1/38	2,605	3,104
	General Motors Co.	6.250%	10/2/43	2,997	4,032
	General Motors Co.	5.200%	4/1/45	2,600	3,159
	General Motors Co.	6.750%	4/1/46	1,895	2,686
	General Motors Co.	5.400%	4/1/48	1,457	1,809
	General Motors Co.	5.950%	4/1/49	2,075	2,743
[4]	George Washington University	4.300%	9/15/44	790	991
	George Washington University	4.868%	9/15/45	300	403
[4]	George Washington University	4.126%	9/15/48	2,039	2,487
[4]	Georgetown University	4.315%	4/1/49	1,000	1,243
[4]	Georgetown University	2.943%	4/1/50	715	705
[4]	Georgetown University	5.215%	10/1/18	700	1,016
	Harley-Davidson Inc.	4.625%	7/28/45	1,105	1,191
	Hasbro Inc.	6.350%	3/15/40	304	419
	Hasbro Inc.	5.100%	5/15/44	1,025	1,242
	Home Depot Inc.	5.875%	12/16/36	6,944	9,789
	Home Depot Inc.	3.300%	4/15/40	2,733	2,963
	Home Depot Inc.	5.950%	4/1/41	1,835	2,637
	Home Depot Inc.	4.200%	4/1/43	4,716	5,681
	Home Depot Inc.	4.875%	2/15/44	2,238	2,945
	Home Depot Inc.	4.400%	3/15/45	1,022	1,276
	Home Depot Inc.	4.250%	4/1/46	3,199	3,930
	Home Depot Inc.	3.900%	6/15/47	4,035	4,724
	Home Depot Inc.	4.500%	12/6/48	4,795	6,160
	Home Depot Inc.	3.125%	12/15/49	2,650	2,764
	Home Depot Inc.	3.350%	4/15/50	3,506	3,794
	Home Depot Inc.	2.375%	3/15/51	3,225	2,932
	Home Depot Inc.	2.750%	9/15/51	2,700	2,635
	Home Depot Inc.	3.500%	9/15/56	1,058	1,181
	JD.com Inc.	4.125%	1/14/50	900	947
[4]	Johns Hopkins University	4.083%	7/1/53	1,131	1,444
[4]	Johns Hopkins University	2.813%	1/1/60	950	964
	Kohl's Corp.	5.550%	7/17/45	1,100	1,309
	Lear Corp.	5.250%	5/15/49	1,400	1,734
	Leland Stanford Junior University	3.647%	5/1/48	2,035	2,438
	Leland Stanford Junior University	2.413%	6/1/50	625	600
	Lowe's Cos. Inc.	5.000%	4/15/40	1,190	1,509
	Lowe's Cos. Inc.	2.800%	9/15/41	2,250	2,188
	Lowe's Cos. Inc.	4.650%	4/15/42	100	123
	Lowe's Cos. Inc.	4.250%	9/15/44	448	506
	Lowe's Cos. Inc.	3.700%	4/15/46	1,934	2,109
	Lowe's Cos. Inc.	4.050%	5/3/47	4,500	5,146
	Lowe's Cos. Inc.	4.550%	4/5/49	2,200	2,721
	Lowe's Cos. Inc.	5.125%	4/15/50	1,050	1,418
	Lowe's Cos. Inc.	3.000%	10/15/50	5,150	5,017
[4]	Marriott International Inc.	3.500%	10/15/32	2,550	2,711
	Masco Corp.	4.500%	5/15/47	1,424	1,704
	Masco Corp.	3.125%	2/15/51	550	541
[4]	Massachusetts Institute of Technology	3.959%	7/1/38	800	952
[4]	Massachusetts Institute of Technology	2.989%	7/1/50	1,795	1,932
	Massachusetts Institute of Technology	5.600%	7/1/11	1,535	2,643
	Massachusetts Institute of Technology	4.678%	7/1/14	1,205	1,731
	Massachusetts Institute of Technology	3.885%	7/1/16	1,391	1,679
[4]	McDonald's Corp.	4.700%	12/9/35	2,475	3,048
[4]	McDonald's Corp.	6.300%	10/15/37	1,124	1,594
[4]	McDonald's Corp.	6.300%	3/1/38	1,961	2,796
[4]	McDonald's Corp.	5.700%	2/1/39	1,517	2,052
[4]	McDonald's Corp.	4.875%	7/15/40	1,200	1,494

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	McDonald's Corp.	3.700%	2/15/42	1,319	1,449
[4]	McDonald's Corp.	3.625%	5/1/43	1,025	1,119
[4]	McDonald's Corp.	4.600%	5/26/45	1,684	2,077
[4]	McDonald's Corp.	4.875%	12/9/45	2,116	2,704
[4]	McDonald's Corp.	4.450%	3/1/47	2,468	3,000
[4]	McDonald's Corp.	4.450%	9/1/48	1,915	2,349
[4]	McDonald's Corp.	3.625%	9/1/49	3,525	3,849
[4]	McDonald's Corp.	4.200%	4/1/50	2,200	2,626
	MDC Holdings Inc.	6.000%	1/15/43	1,300	1,630
	NIKE Inc.	3.250%	3/27/40	2,045	2,230
	NIKE Inc.	3.625%	5/1/43	1,000	1,149
	NIKE Inc.	3.875%	11/1/45	1,794	2,130
	NIKE Inc.	3.375%	11/1/46	1,215	1,345
	NIKE Inc.	3.375%	3/27/50	2,873	3,216
[4]	Northwestern University	4.643%	12/1/44	1,585	2,060
[4]	Northwestern University	2.640%	12/1/50	470	472
[4]	Northwestern University	3.662%	12/1/57	862	1,047
	Owens Corning	7.000%	12/1/36	505	723
	Owens Corning	4.300%	7/15/47	1,375	1,579
	Owens Corning	4.400%	1/30/48	1,327	1,551
	President & Fellows of Harvard College	4.875%	10/15/40	1,115	1,513
	President & Fellows of Harvard College	3.150%	7/15/46	751	827
	President & Fellows of Harvard College	2.517%	10/15/50	875	864
	President & Fellows of Harvard College	3.300%	7/15/56	1,225	1,392
	PulteGroup Inc.	6.375%	5/15/33	2,350	3,100
	PulteGroup Inc.	6.000%	2/15/35	500	649
[4]	Rockefeller Foundation	2.492%	10/1/50	1,120	1,093
	Snap-on Inc.	4.100%	3/1/48	1,195	1,453
	Snap-on Inc.	3.100%	5/1/50	1,000	1,049
	Stanley Black & Decker Inc.	5.200%	9/1/40	750	990
	Stanley Black & Decker Inc.	4.850%	11/15/48	1,983	2,631
	Stanley Black & Decker Inc.	2.750%	11/15/50	1,225	1,174
	Starbucks Corp.	4.300%	6/15/45	800	941
	Starbucks Corp.	3.750%	12/1/47	1,158	1,269
	Starbucks Corp.	4.500%	11/15/48	2,250	2,778
	Starbucks Corp.	4.450%	8/15/49	1,935	2,374
	Starbucks Corp.	3.350%	3/12/50	1,250	1,301
	Starbucks Corp.	3.500%	11/15/50	3,425	3,644
	TJX Cos. Inc.	4.500%	4/15/50	137	179
[4]	Trustees of Boston College	3.129%	7/1/52	650	682
[4]	Trustees of Boston University	4.061%	10/1/48	775	944
	Trustees of Princeton University	5.700%	3/1/39	930	1,354
[4]	Trustees of Princeton University	2.516%	7/1/50	1,402	1,383
[4]	Trustees of the University of Pennsylvania	2.396%	10/1/50	400	380
	Trustees of the University of Pennsylvania	4.674%	9/1/12	1,100	1,579
	Trustees of the University of Pennsylvania	3.610%	2/15/19	450	509
[4]	University of Chicago	2.547%	4/1/50	1,163	1,117
[4]	University of Chicago	4.003%	10/1/53	1,225	1,514
[4]	University of Notre Dame du Lac	3.438%	2/15/45	809	933
[4]	University of Notre Dame du Lac	3.394%	2/15/48	1,337	1,527
[4]	University of Southern California	3.028%	10/1/39	2,580	2,747
	University of Southern California	2.805%	10/1/50	725	743
[4]	University of Southern California	2.945%	10/1/51	325	340
	University of Southern California	5.250%	10/1/11	685	1,052
[4]	University of Southern California	3.226%	10/1/20	875	885
	Whirlpool Corp.	4.600%	5/15/50	2,225	2,743
[4]	William Marsh Rice University	3.574%	5/15/45	759	862

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	William Marsh Rice University	3.774%	5/15/55	750	919
[4]	Yale University	2.402%	4/15/50	1,455	1,399
					334,177
Consumer Staples (4.0%)
	Altria Group Inc.	2.450%	2/4/32	5,175	4,980
	Altria Group Inc.	5.800%	2/14/39	1,425	1,754
	Altria Group Inc.	3.400%	2/4/41	3,210	3,035
	Altria Group Inc.	4.250%	8/9/42	1,927	2,004
	Altria Group Inc.	4.500%	5/2/43	3,511	3,765
	Altria Group Inc.	5.375%	1/31/44	6,172	7,264
	Altria Group Inc.	3.875%	9/16/46	1,180	1,149
	Altria Group Inc.	5.950%	2/14/49	4,865	6,195
	Altria Group Inc.	4.450%	5/6/50	1,095	1,154
	Altria Group Inc.	3.700%	2/4/51	1,640	1,542
	Altria Group Inc.	6.200%	2/14/59	712	918
	Altria Group Inc.	4.000%	2/4/61	3,115	2,997
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	9,476	11,455
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	22,851	28,378
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	5,807	7,013
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	3,503	3,862
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	3,475	4,115
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	4,102	5,064
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,150	1,509
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	3,049	3,559
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	2,127	3,474
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	3,945	5,113
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	2,237	3,636
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,529	1,782
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	2,683	3,316
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,445	3,706
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	5,140	6,153
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,921	5,775
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	4,259	5,766
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	1,334	1,596
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	4,190	5,143
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	5,345	7,581
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	2,347	2,822
	Archer-Daniels-Midland Co.	5.935%	10/1/32	1,490	1,998
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,695	2,281
	Archer-Daniels-Midland Co.	4.535%	3/26/42	100	127
	Archer-Daniels-Midland Co.	3.750%	9/15/47	687	803
	Archer-Daniels-Midland Co.	4.500%	3/15/49	490	636
	Archer-Daniels-Midland Co.	2.700%	9/15/51	1,000	979
	BAT Capital Corp.	4.390%	8/15/37	6,380	6,813
	BAT Capital Corp.	3.734%	9/25/40	1,250	1,211
	BAT Capital Corp.	4.540%	8/15/47	3,791	3,950
	BAT Capital Corp.	4.758%	9/6/49	2,912	3,131
	BAT Capital Corp.	5.282%	4/2/50	1,674	1,922
	BAT Capital Corp.	3.984%	9/25/50	3,075	2,967
	Brown-Forman Corp.	4.500%	7/15/45	1,890	2,405
	Campbell Soup Co.	4.800%	3/15/48	852	1,065
	Campbell Soup Co.	3.125%	4/24/50	1,348	1,317
	Church & Dwight Co. Inc.	3.950%	8/1/47	825	963
	Coca-Cola Co.	2.250%	1/5/32	1,400	1,418
	Coca-Cola Co.	4.125%	3/25/40	100	118
	Coca-Cola Co.	2.500%	6/1/40	1,050	1,022
	Coca-Cola Co.	2.875%	5/5/41	4,750	4,896
	Coca-Cola Co.	4.200%	3/25/50	2,075	2,599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coca-Cola Co.	2.600%	6/1/50	3,675	3,519
	Coca-Cola Co.	3.000%	3/5/51	2,240	2,315
	Coca-Cola Co.	2.500%	3/15/51	5,275	4,976
	Coca-Cola Co.	2.750%	6/1/60	1,100	1,063
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	625	592
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	2,175	2,877
[4]	Colgate-Palmolive Co.	4.000%	8/15/45	1,000	1,244
[4]	Colgate-Palmolive Co.	3.700%	8/1/47	1,120	1,342
	Conagra Brands Inc.	5.300%	11/1/38	2,200	2,796
	Conagra Brands Inc.	5.400%	11/1/48	2,515	3,368
	Constellation Brands Inc.	4.500%	5/9/47	1,800	2,148
	Constellation Brands Inc.	4.100%	2/15/48	1,547	1,748
	Constellation Brands Inc.	5.250%	11/15/48	842	1,112
	Constellation Brands Inc.	3.750%	5/1/50	675	734
	Costco Wholesale Corp.	1.750%	4/20/32	4,570	4,480
	Diageo Capital plc	2.125%	4/29/32	1,265	1,257
	Diageo Capital plc	5.875%	9/30/36	1,525	2,139
	Diageo Capital plc	3.875%	4/29/43	750	877
	Diageo Investment Corp.	7.450%	4/15/35	875	1,354
	Diageo Investment Corp.	4.250%	5/11/42	1,202	1,458
	Dollar General Corp.	4.125%	4/3/50	1,100	1,284
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,200	1,701
	Estee Lauder Cos. Inc.	4.375%	6/15/45	625	780
	Estee Lauder Cos. Inc.	4.150%	3/15/47	800	992
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,675	1,799
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	2,475	2,925
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	4,570	4,785
	General Mills Inc.	5.400%	6/15/40	136	182
[6]	General Mills Inc.	3.000%	2/1/51	2,924	2,920
	Hershey Co.	3.125%	11/15/49	1,725	1,823
	Hershey Co.	2.650%	6/1/50	950	923
	Hormel Foods Corp.	3.050%	6/3/51	1,300	1,351
	Ingredion Inc.	3.900%	6/1/50	1,100	1,240
	J M Smucker Co.	2.125%	3/15/32	1,250	1,223
	J M Smucker Co.	4.250%	3/15/35	1,642	1,925
	J M Smucker Co.	3.550%	3/15/50	2,150	2,323
	Kellogg Co.	4.500%	4/1/46	684	837
	Keurig Dr Pepper Inc.	4.985%	5/25/38	1,425	1,785
	Keurig Dr Pepper Inc.	4.500%	11/15/45	2,245	2,725
	Keurig Dr Pepper Inc.	4.420%	12/15/46	1,550	1,861
	Keurig Dr Pepper Inc.	3.800%	5/1/50	1,833	2,062
	Keurig Dr Pepper Inc.	3.350%	3/15/51	1,150	1,196
	Kimberly-Clark Corp.	6.625%	8/1/37	1,590	2,426
	Kimberly-Clark Corp.	5.300%	3/1/41	754	1,022
	Kimberly-Clark Corp.	3.200%	7/30/46	2,328	2,497
	Kimberly-Clark Corp.	2.875%	2/7/50	900	914
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	824	1,124
	Kroger Co.	8.000%	9/15/29	775	1,080
	Kroger Co.	6.900%	4/15/38	850	1,249
	Kroger Co.	5.400%	7/15/40	1,230	1,609
	Kroger Co.	5.000%	4/15/42	683	865
	Kroger Co.	5.150%	8/1/43	669	872
	Kroger Co.	3.875%	10/15/46	725	797
	Kroger Co.	4.450%	2/1/47	1,613	1,926
	Kroger Co.	4.650%	1/15/48	1,211	1,487
	Kroger Co.	5.400%	1/15/49	1,059	1,448
	Kroger Co.	3.950%	1/15/50	1,217	1,378
	McCormick & Co. Inc.	4.200%	8/15/47	950	1,123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mead Johnson Nutrition Co.	5.900%	11/1/39	1,790	2,533
	Mead Johnson Nutrition Co.	4.600%	6/1/44	1,144	1,474
	Molson Coors Beverage Co.	5.000%	5/1/42	2,815	3,413
	Molson Coors Beverage Co.	4.200%	7/15/46	3,879	4,293
	Mondelez International Inc.	1.875%	10/15/32	2,000	1,917
	Mondelez International Inc.	2.625%	9/4/50	2,940	2,703
	PepsiCo Inc.	1.400%	2/25/31	1,825	1,753
	PepsiCo Inc.	5.500%	1/15/40	100	138
	PepsiCo Inc.	3.500%	3/19/40	1,500	1,679
	PepsiCo Inc.	4.875%	11/1/40	100	131
	PepsiCo Inc.	4.000%	3/5/42	2,633	3,134
	PepsiCo Inc.	3.600%	8/13/42	2,035	2,302
	PepsiCo Inc.	4.250%	10/22/44	1,668	2,038
	PepsiCo Inc.	4.600%	7/17/45	1,594	2,053
	PepsiCo Inc.	4.450%	4/14/46	2,863	3,634
	PepsiCo Inc.	3.450%	10/6/46	3,500	3,867
	PepsiCo Inc.	4.000%	5/2/47	1,253	1,503
	PepsiCo Inc.	3.375%	7/29/49	3,215	3,529
	PepsiCo Inc.	2.875%	10/15/49	3,100	3,157
	PepsiCo Inc.	3.625%	3/19/50	2,555	2,946
	PepsiCo Inc.	3.875%	3/19/60	1,460	1,773
	Philip Morris International Inc.	6.375%	5/16/38	2,633	3,700
	Philip Morris International Inc.	4.375%	11/15/41	1,970	2,278
	Philip Morris International Inc.	4.500%	3/20/42	2,060	2,411
	Philip Morris International Inc.	3.875%	8/21/42	2,205	2,390
	Philip Morris International Inc.	4.125%	3/4/43	2,410	2,696
	Philip Morris International Inc.	4.875%	11/15/43	2,325	2,862
	Philip Morris International Inc.	4.250%	11/10/44	1,304	1,494
	Procter & Gamble Co.	5.800%	8/15/34	150	211
	Procter & Gamble Co.	5.550%	3/5/37	1,354	1,931
	Procter & Gamble Co.	3.550%	3/25/40	1,621	1,896
	Procter & Gamble Co.	3.500%	10/25/47	688	817
	Procter & Gamble Co.	3.600%	3/25/50	984	1,199
	Reynolds American Inc.	5.700%	8/15/35	2,331	2,787
	Reynolds American Inc.	7.250%	6/15/37	887	1,195
	Reynolds American Inc.	6.150%	9/15/43	1,525	1,908
	Reynolds American Inc.	5.850%	8/15/45	4,202	5,118
	Sysco Corp.	6.600%	4/1/40	2,022	2,967
	Sysco Corp.	4.850%	10/1/45	1,506	1,879
	Sysco Corp.	4.500%	4/1/46	945	1,129
	Sysco Corp.	4.450%	3/15/48	1,825	2,175
	Sysco Corp.	3.300%	2/15/50	550	564
	Sysco Corp.	6.600%	4/1/50	2,789	4,396
	Target Corp.	6.350%	11/1/32	100	140
	Target Corp.	6.500%	10/15/37	1,000	1,517
	Target Corp.	7.000%	1/15/38	1,300	2,053
	Target Corp.	4.000%	7/1/42	235	287
	Target Corp.	3.625%	4/15/46	2,225	2,595
	Target Corp.	3.900%	11/15/47	1,650	2,020
	Tyson Foods Inc.	4.875%	8/15/34	2,041	2,506
	Tyson Foods Inc.	5.150%	8/15/44	1,048	1,365
	Tyson Foods Inc.	4.550%	6/2/47	1,390	1,701
	Tyson Foods Inc.	5.100%	9/28/48	3,385	4,467
	Unilever Capital Corp.	5.900%	11/15/32	2,438	3,305
[4]	Unilever Capital Corp.	2.625%	8/12/51	1,000	965
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	2,666	3,224
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	875	972
	Walmart Inc.	5.250%	9/1/35	2,810	3,852

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	6.200%	4/15/38	2,818	4,206
	Walmart Inc.	3.950%	6/28/38	1,807	2,148
	Walmart Inc.	5.625%	4/1/40	382	550
	Walmart Inc.	5.000%	10/25/40	1,719	2,312
	Walmart Inc.	5.625%	4/15/41	1,040	1,512
	Walmart Inc.	2.500%	9/22/41	1,125	1,121
	Walmart Inc.	4.000%	4/11/43	1,956	2,356
	Walmart Inc.	3.625%	12/15/47	3,271	3,799
	Walmart Inc.	4.050%	6/29/48	4,758	5,966
	Walmart Inc.	2.950%	9/24/49	2,175	2,300
	Walmart Inc.	2.650%	9/22/51	2,000	1,991
					459,257
Energy (4.8%)
	Baker Hughes a GE Co. LLC	4.080%	12/15/47	2,866	3,225
	Baker Hughes Holdings LLC	5.125%	9/15/40	2,663	3,401
	BP Capital Markets America Inc.	3.060%	6/17/41	3,250	3,279
	BP Capital Markets America Inc.	3.000%	2/24/50	5,600	5,392
	BP Capital Markets America Inc.	2.772%	11/10/50	3,505	3,232
	BP Capital Markets America Inc.	2.939%	6/4/51	4,560	4,331
	BP Capital Markets America Inc.	3.001%	3/17/52	2,800	2,680
	BP Capital Markets America Inc.	3.379%	2/8/61	4,565	4,542
	Burlington Resources LLC	7.400%	12/1/31	1,095	1,595
	Burlington Resources LLC	5.950%	10/15/36	1,792	2,459
	Canadian Natural Resources Ltd.	7.200%	1/15/32	985	1,329
	Canadian Natural Resources Ltd.	6.450%	6/30/33	1,304	1,702
	Canadian Natural Resources Ltd.	5.850%	2/1/35	984	1,241
	Canadian Natural Resources Ltd.	6.500%	2/15/37	1,050	1,402
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,665	2,218
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,600	2,220
[4]	Canadian Natural Resources Ltd.	4.950%	6/1/47	1,900	2,353
	Cenovus Energy Inc.	2.650%	1/15/32	1,100	1,080
	Cenovus Energy Inc.	5.250%	6/15/37	1,750	2,083
	Cenovus Energy Inc.	6.800%	9/15/37	1,000	1,335
	Cenovus Energy Inc.	6.750%	11/15/39	3,605	4,909
	Cenovus Energy Inc.	5.400%	6/15/47	2,025	2,492
	Cenovus Energy Inc.	3.750%	2/15/52	1,600	1,560
[6]	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	1,800	1,780
	Chevron Corp.	2.978%	5/11/40	1,874	1,934
	Chevron Corp.	3.078%	5/11/50	1,465	1,517
	Chevron USA Inc.	6.000%	3/1/41	1,975	2,860
	Chevron USA Inc.	5.250%	11/15/43	1,384	1,866
	Chevron USA Inc.	5.050%	11/15/44	2,256	3,011
	Chevron USA Inc.	4.950%	8/15/47	970	1,293
	Chevron USA Inc.	4.200%	10/15/49	1,191	1,449
	Chevron USA Inc.	2.343%	8/12/50	1,755	1,587
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	3,100	3,397
	CNOOC Petroleum North America ULC	7.875%	3/15/32	200	284
	CNOOC Petroleum North America ULC	5.875%	3/10/35	2,550	3,178
	CNOOC Petroleum North America ULC	6.400%	5/15/37	2,900	3,861
	Columbia Pipeline Group Inc.	5.800%	6/1/45	650	886
	Conoco Funding Co.	7.250%	10/15/31	1,585	2,270
	ConocoPhillips	5.900%	10/15/32	1,754	2,325
	ConocoPhillips	5.900%	5/15/38	2,622	3,604
	ConocoPhillips	6.500%	2/1/39	2,570	3,756
[6]	ConocoPhillips	4.875%	10/1/47	5,240	6,797
	ConocoPhillips Co.	4.300%	11/15/44	2,177	2,612
	Devon Energy Corp.	7.950%	4/15/32	651	924
	Devon Energy Corp.	5.600%	7/15/41	2,954	3,704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Devon Energy Corp.	4.750%	5/15/42	1,802	2,048
	Devon Energy Corp.	5.000%	6/15/45	1,550	1,819
	Diamondback Energy Inc.	4.400%	3/24/51	1,575	1,786
[6]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	925	1,135
[6]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	1,150	1,371
	Enable Midstream Partners LP	5.000%	5/15/44	1,040	1,137
[4]	Enbridge Energy Partners LP	7.500%	4/15/38	1,381	2,056
	Enbridge Energy Partners LP	5.500%	9/15/40	1,800	2,304
	Enbridge Energy Partners LP	7.375%	10/15/45	1,925	3,058
	Enbridge Inc.	2.500%	8/1/33	1,225	1,230
	Enbridge Inc.	4.500%	6/10/44	600	697
	Enbridge Inc.	5.500%	12/1/46	274	368
	Enbridge Inc.	4.000%	11/15/49	1,050	1,176
	Enbridge Inc.	3.400%	8/1/51	2,225	2,241
	Energy Transfer LP	4.900%	3/15/35	1,187	1,361
	Energy Transfer LP	6.625%	10/15/36	926	1,210
[4]	Energy Transfer LP	5.800%	6/15/38	1,700	2,083
	Energy Transfer LP	7.500%	7/1/38	1,205	1,675
	Energy Transfer LP	6.050%	6/1/41	1,600	1,984
	Energy Transfer LP	6.500%	2/1/42	1,880	2,448
	Energy Transfer LP	6.100%	2/15/42	300	373
	Energy Transfer LP	5.150%	2/1/43	1,499	1,689
	Energy Transfer LP	5.950%	10/1/43	1,350	1,651
	Energy Transfer LP	5.300%	4/1/44	1,308	1,520
	Energy Transfer LP	5.150%	3/15/45	2,151	2,462
	Energy Transfer LP	5.350%	5/15/45	1,750	2,042
	Energy Transfer LP	6.125%	12/15/45	1,820	2,316
	Energy Transfer LP	5.300%	4/15/47	2,475	2,893
	Energy Transfer LP	5.400%	10/1/47	3,975	4,740
	Energy Transfer LP	6.000%	6/15/48	2,842	3,602
	Energy Transfer LP	6.250%	4/15/49	3,861	5,081
	Energy Transfer LP	5.000%	5/15/50	3,700	4,272
[4]	Enterprise Products Operating LLC	6.875%	3/1/33	1,000	1,394
[4]	Enterprise Products Operating LLC	6.650%	10/15/34	1,245	1,737
	Enterprise Products Operating LLC	7.550%	4/15/38	1,000	1,534
	Enterprise Products Operating LLC	6.125%	10/15/39	1,710	2,343
	Enterprise Products Operating LLC	5.950%	2/1/41	1,178	1,600
	Enterprise Products Operating LLC	5.700%	2/15/42	2,275	3,024
	Enterprise Products Operating LLC	4.850%	8/15/42	2,680	3,241
	Enterprise Products Operating LLC	4.450%	2/15/43	1,458	1,677
	Enterprise Products Operating LLC	4.850%	3/15/44	1,328	1,598
	Enterprise Products Operating LLC	5.100%	2/15/45	2,240	2,789
	Enterprise Products Operating LLC	4.900%	5/15/46	1,475	1,808
	Enterprise Products Operating LLC	4.250%	2/15/48	3,665	4,152
	Enterprise Products Operating LLC	4.800%	2/1/49	2,565	3,127
	Enterprise Products Operating LLC	4.200%	1/31/50	2,900	3,271
	Enterprise Products Operating LLC	3.700%	1/31/51	1,838	1,929
	Enterprise Products Operating LLC	3.200%	2/15/52	4,340	4,196
	Enterprise Products Operating LLC	3.300%	2/15/53	2,200	2,161
	Enterprise Products Operating LLC	4.950%	10/15/54	992	1,249
	Enterprise Products Operating LLC	3.950%	1/31/60	2,695	2,895
	EOG Resources Inc.	3.900%	4/1/35	937	1,063
	EOG Resources Inc.	4.950%	4/15/50	1,235	1,633
	Exxon Mobil Corp.	2.995%	8/16/39	1,037	1,071
	Exxon Mobil Corp.	4.227%	3/19/40	5,157	6,125
	Exxon Mobil Corp.	3.567%	3/6/45	2,625	2,869
	Exxon Mobil Corp.	4.114%	3/1/46	6,352	7,451
	Exxon Mobil Corp.	3.095%	8/16/49	2,400	2,428

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exxon Mobil Corp.	4.327%	3/19/50	6,550	8,003
	Exxon Mobil Corp.	3.452%	4/15/51	6,320	6,759
	Halliburton Co.	4.850%	11/15/35	3,591	4,239
	Halliburton Co.	6.700%	9/15/38	2,711	3,699
	Halliburton Co.	4.500%	11/15/41	2,800	3,084
	Halliburton Co.	4.750%	8/1/43	3,335	3,804
	Halliburton Co.	5.000%	11/15/45	3,142	3,761
	Hess Corp.	7.125%	3/15/33	1,325	1,790
	Hess Corp.	6.000%	1/15/40	1,821	2,347
	Hess Corp.	5.600%	2/15/41	2,925	3,636
	Hess Corp.	5.800%	4/1/47	750	975
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	850	1,211
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,175	1,650
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,500	1,922
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	825	1,120
[4]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,131	3,021
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,670	2,303
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,416	1,962
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,396	1,909
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,225	1,542
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,712	2,023
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	775	886
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,821	2,164
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,568	3,212
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,080	1,350
[4]	Kinder Morgan Inc.	7.750%	1/15/32	1,641	2,352
	Kinder Morgan Inc.	5.550%	6/1/45	4,100	5,235
	Kinder Morgan Inc.	5.050%	2/15/46	1,568	1,897
	Kinder Morgan Inc.	5.200%	3/1/48	1,470	1,832
	Kinder Morgan Inc.	3.250%	8/1/50	2,025	1,942
	Magellan Midstream Partners LP	5.150%	10/15/43	1,715	2,079
	Magellan Midstream Partners LP	4.250%	9/15/46	1,675	1,864
	Magellan Midstream Partners LP	4.200%	10/3/47	1,625	1,786
	Magellan Midstream Partners LP	3.950%	3/1/50	1,020	1,087
	Marathon Oil Corp.	6.800%	3/15/32	1,325	1,716
	Marathon Oil Corp.	6.600%	10/1/37	1,525	2,024
	Marathon Oil Corp.	5.200%	6/1/45	1,175	1,401
	Marathon Petroleum Corp.	6.500%	3/1/41	2,450	3,373
	Marathon Petroleum Corp.	4.750%	9/15/44	2,512	2,939
	Marathon Petroleum Corp.	4.500%	4/1/48	1,125	1,278
	Marathon Petroleum Corp.	5.000%	9/15/54	1,175	1,408
	MPLX LP	4.500%	4/15/38	3,980	4,451
	MPLX LP	5.200%	3/1/47	2,619	3,179
[6]	MPLX LP	5.200%	12/1/47	600	724
	MPLX LP	5.200%	12/1/47	667	805
	MPLX LP	4.700%	4/15/48	4,085	4,708
	MPLX LP	5.500%	2/15/49	2,568	3,258
	MPLX LP	4.900%	4/15/58	1,150	1,337
	NOV Inc.	3.950%	12/1/42	1,450	1,438
	ONEOK Inc.	6.000%	6/15/35	860	1,080
	ONEOK Inc.	4.950%	7/13/47	1,680	1,970
	ONEOK Inc.	5.200%	7/15/48	1,700	2,071
	ONEOK Inc.	4.450%	9/1/49	1,255	1,396
	ONEOK Inc.	4.500%	3/15/50	1,050	1,172
	ONEOK Inc.	7.150%	1/15/51	775	1,136
	ONEOK Partners LP	6.650%	10/1/36	895	1,205
	ONEOK Partners LP	6.850%	10/15/37	1,750	2,382
	ONEOK Partners LP	6.125%	2/1/41	1,420	1,825

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ONEOK Partners LP	6.200%	9/15/43	1,481	1,940
Phillips 66	4.650%	11/15/34	2,656	3,168
Phillips 66	5.875%	5/1/42	3,675	5,041
Phillips 66	4.875%	11/15/44	1,655	2,083
Phillips 66 Partners LP	4.680%	2/15/45	840	968
Phillips 66 Partners LP	4.900%	10/1/46	1,550	1,844
Plains All American Pipeline LP	6.650%	1/15/37	1,668	2,186
Plains All American Pipeline LP	5.150%	6/1/42	1,050	1,182
Plains All American Pipeline LP	4.300%	1/31/43	775	792
Plains All American Pipeline LP	4.700%	6/15/44	1,775	1,899
Plains All American Pipeline LP	4.900%	2/15/45	1,120	1,216
Shell International Finance BV	4.125%	5/11/35	3,375	3,975
Shell International Finance BV	6.375%	12/15/38	2,929	4,305
Shell International Finance BV	5.500%	3/25/40	3,165	4,368
Shell International Finance BV	3.625%	8/21/42	1,407	1,552
Shell International Finance BV	4.550%	8/12/43	3,394	4,248
Shell International Finance BV	4.375%	5/11/45	6,612	8,122
Shell International Finance BV	4.000%	5/10/46	6,262	7,365
Shell International Finance BV	3.750%	9/12/46	2,304	2,617
Shell International Finance BV	3.125%	11/7/49	2,775	2,886
Shell International Finance BV	3.250%	4/6/50	4,688	4,989
Spectra Energy Partners LP	5.950%	9/25/43	1,057	1,456
Spectra Energy Partners LP	4.500%	3/15/45	1,675	1,958
Suncor Energy Inc.	7.150%	2/1/32	1,450	2,004
Suncor Energy Inc.	5.350%	7/15/33	1,100	1,351
Suncor Energy Inc.	5.950%	12/1/34	1,588	2,068
Suncor Energy Inc.	5.950%	5/15/35	1,575	2,057
Suncor Energy Inc.	6.800%	5/15/38	1,160	1,655
Suncor Energy Inc.	6.500%	6/15/38	2,330	3,252
Suncor Energy Inc.	6.850%	6/1/39	1,964	2,856
Suncor Energy Inc.	4.000%	11/15/47	1,940	2,152
Suncor Energy Inc.	3.750%	3/4/51	1,060	1,134
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,085	1,568
Texas Eastern Transmission LP	7.000%	7/15/32	1,000	1,381
TotalEnergies Capital International SA	2.986%	6/29/41	2,240	2,281
TotalEnergies Capital International SA	3.461%	7/12/49	1,390	1,487
TotalEnergies Capital International SA	3.127%	5/29/50	5,725	5,764
TotalEnergies Capital International SA	3.386%	6/29/60	2,150	2,251
TransCanada PipeLines Ltd.	4.625%	3/1/34	2,817	3,315
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,025	1,294
TransCanada PipeLines Ltd.	5.850%	3/15/36	1,900	2,482
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,558	2,124
TransCanada PipeLines Ltd.	4.750%	5/15/38	2,412	2,876
TransCanada PipeLines Ltd.	7.250%	8/15/38	1,572	2,341
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,390	2,153
TransCanada PipeLines Ltd.	6.100%	6/1/40	2,610	3,553
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,369	1,697
TransCanada PipeLines Ltd.	4.875%	5/15/48	2,425	3,071
TransCanada PipeLines Ltd.	5.100%	3/15/49	2,125	2,780
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,075	1,395
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,345	1,580
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,535	1,852
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	1,025	1,149
Valero Energy Corp.	7.500%	4/15/32	1,565	2,168
Valero Energy Corp.	6.625%	6/15/37	2,950	3,968
Valero Energy Corp.	4.900%	3/15/45	1,800	2,156
Williams Cos. Inc.	6.300%	4/15/40	2,950	4,020
Williams Cos. Inc.	5.800%	11/15/43	1,100	1,436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	5.400%	3/4/44	1,022	1,290
	Williams Cos. Inc.	5.750%	6/24/44	1,460	1,928
	Williams Cos. Inc.	5.100%	9/15/45	2,375	2,942
	Williams Cos. Inc.	4.850%	3/1/48	2,305	2,817
					545,678
Financials (7.8%)
	Aflac Inc.	4.000%	10/15/46	1,414	1,644
	Aflac Inc.	4.750%	1/15/49	742	971
	Alleghany Corp.	4.900%	9/15/44	975	1,227
	Alleghany Corp.	3.250%	8/15/51	1,000	986
	Allstate Corp.	5.550%	5/9/35	600	803
	Allstate Corp.	5.950%	4/1/36	625	858
	Allstate Corp.	4.500%	6/15/43	1,238	1,552
	Allstate Corp.	4.200%	12/15/46	2,136	2,616
	Allstate Corp.	3.850%	8/10/49	1,300	1,538
[4]	Allstate Corp.	6.500%	5/15/57	1,160	1,557
[4]	Ally Financial Inc.	8.000%	11/1/31	4,211	6,072
	Ally Financial Inc.	8.000%	11/1/31	2,885	4,087
	American Express Co.	4.050%	12/3/42	1,877	2,244
	American Financial Group Inc.	4.500%	6/15/47	1,170	1,428
	American International Group Inc.	3.875%	1/15/35	1,856	2,096
	American International Group Inc.	4.700%	7/10/35	1,420	1,730
	American International Group Inc.	6.250%	5/1/36	2,116	2,948
	American International Group Inc.	4.500%	7/16/44	3,869	4,724
	American International Group Inc.	4.800%	7/10/45	1,071	1,358
	American International Group Inc.	4.750%	4/1/48	3,285	4,197
	American International Group Inc.	4.375%	6/30/50	1,155	1,422
	American International Group Inc.	4.375%	1/15/55	3,100	3,826
[4]	American International Group Inc.	8.175%	5/15/58	975	1,443
	Aon Corp.	6.250%	9/30/40	670	963
	Aon Corp.	2.900%	8/23/51	1,000	965
	Aon plc	4.600%	6/14/44	542	672
	Aon plc	4.750%	5/15/45	1,929	2,439
	Arch Capital Finance LLC	5.031%	12/15/46	1,025	1,342
	Arch Capital Group Ltd.	7.350%	5/1/34	845	1,242
	Arch Capital Group Ltd.	3.635%	6/30/50	1,800	1,968
	Arch Capital Group US Inc.	5.144%	11/1/43	1,265	1,667
	Arthur J Gallagher & Co.	3.500%	5/20/51	2,000	2,127
	Assurant Inc.	2.650%	1/15/32	100	99
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	500	511
	Athene Holding Ltd.	3.950%	5/25/51	1,950	2,155
	Bank of America Corp.	6.110%	1/29/37	4,972	6,704
[4]	Bank of America Corp.	4.244%	4/24/38	6,370	7,443
	Bank of America Corp.	7.750%	5/14/38	4,368	6,843
[4]	Bank of America Corp.	4.078%	4/23/40	4,510	5,188
[4]	Bank of America Corp.	2.676%	6/19/41	11,828	11,434
[4]	Bank of America Corp.	5.875%	2/7/42	4,310	6,159
	Bank of America Corp.	3.311%	4/22/42	8,675	9,135
[4]	Bank of America Corp.	5.000%	1/21/44	3,811	4,984
[4]	Bank of America Corp.	4.875%	4/1/44	1,968	2,544
[4]	Bank of America Corp.	4.750%	4/21/45	1,330	1,652
[4]	Bank of America Corp.	4.443%	1/20/48	759	943
[4]	Bank of America Corp.	3.946%	1/23/49	5,382	6,249
[4]	Bank of America Corp.	4.330%	3/15/50	7,665	9,388
[4]	Bank of America Corp.	4.083%	3/20/51	12,750	15,085
[4]	Bank of America Corp.	2.831%	10/24/51	1,826	1,756
	Bank of America Corp.	2.972%	7/21/52	4,075	3,984
[4]	Bank of America NA	6.000%	10/15/36	1,291	1,767

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	3.811%	3/10/42	1,850	1,973
	Barclays plc	5.250%	8/17/45	2,841	3,788
	Barclays plc	4.950%	1/10/47	2,820	3,660
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,009	1,439
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,615	1,998
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,090	1,341
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	6,253	7,581
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	5,310	6,518
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	5,432	5,335
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,553	1,944
	Brighthouse Financial Inc.	4.700%	6/22/47	1,793	2,015
	Brookfield Finance Inc.	4.700%	9/20/47	1,000	1,212
	Brookfield Finance Inc.	3.500%	3/30/51	2,400	2,503
	Brookfield Finance LLC	3.450%	4/15/50	1,175	1,210
	Charles Schwab Corp.	1.950%	12/1/31	775	763
	Chubb Corp.	6.000%	5/11/37	1,598	2,304
[4]	Chubb Corp.	6.500%	5/15/38	4,105	6,184
	Chubb INA Holdings Inc.	6.700%	5/15/36	760	1,140
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,452	1,745
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,486	1,868
	CI Financial Corp.	4.100%	6/15/51	2,075	2,235
	Cincinnati Financial Corp.	6.125%	11/1/34	900	1,226
	Citigroup Inc.	6.625%	6/15/32	2,234	3,005
	Citigroup Inc.	6.000%	10/31/33	1,932	2,524
	Citigroup Inc.	6.125%	8/25/36	2,133	2,927
[4]	Citigroup Inc.	3.878%	1/24/39	2,625	3,002
	Citigroup Inc.	8.125%	7/15/39	3,564	6,065
[4]	Citigroup Inc.	5.316%	3/26/41	4,404	5,860
	Citigroup Inc.	5.875%	1/30/42	2,495	3,562
	Citigroup Inc.	6.675%	9/13/43	1,109	1,699
	Citigroup Inc.	5.300%	5/6/44	1,829	2,437
	Citigroup Inc.	4.650%	7/30/45	2,255	2,862
	Citigroup Inc.	4.750%	5/18/46	4,518	5,690
[4]	Citigroup Inc.	4.281%	4/24/48	1,025	1,248
	Citigroup Inc.	4.650%	7/23/48	4,755	6,144
	Citizens Financial Group Inc.	2.638%	9/30/32	1,680	1,689
	CME Group Inc.	5.300%	9/15/43	1,915	2,685
	CME Group Inc.	4.150%	6/15/48	1,380	1,752
[4]	Cooperatieve Rabobank UA	5.250%	5/24/41	2,539	3,489
	Cooperatieve Rabobank UA	5.750%	12/1/43	2,359	3,329
	Cooperatieve Rabobank UA	5.250%	8/4/45	4,039	5,379
	Credit Suisse Group AG	4.875%	5/15/45	4,530	5,669
	Credit Suisse USA Inc.	7.125%	7/15/32	1,333	1,898
	Equitable Holdings Inc.	5.000%	4/20/48	3,760	4,793
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,120	1,416
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,855	1,975
[5]	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,850	1,807
	Fidelity National Financial Inc.	3.200%	9/17/51	750	715
	Fifth Third Bancorp	8.250%	3/1/38	2,717	4,510
[4]	First Republic Bank	4.375%	8/1/46	1,275	1,550
[4]	First Republic Bank	4.625%	2/13/47	500	631
	Franklin Resources Inc.	2.950%	8/12/51	725	706
	GATX Corp.	5.200%	3/15/44	785	992
	GATX Corp.	3.100%	6/1/51	1,240	1,172
	GE Capital Funding LLC	4.550%	5/15/32	2,610	3,103
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	24,931	29,970
	Goldman Sachs Capital I	6.345%	2/15/34	1,759	2,468

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	6.125%	2/15/33	3,133	4,186
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,867	2,581
	Goldman Sachs Group Inc.	6.750%	10/1/37	14,442	20,674
[4]	Goldman Sachs Group Inc.	4.017%	10/31/38	815	936
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	7,516	9,015
	Goldman Sachs Group Inc.	6.250%	2/1/41	6,805	9,939
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,880	4,011
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	4,212	5,384
	Goldman Sachs Group Inc.	5.150%	5/22/45	3,200	4,190
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,354	4,316
	Hartford Financial Services Group Inc.	5.950%	10/15/36	1,106	1,510
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,637	2,313
	Hartford Financial Services Group Inc.	4.300%	4/15/43	1,710	2,020
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,275	1,395
	Hartford Financial Services Group Inc.	2.900%	9/15/51	1,200	1,159
[4]	HSBC Bank USA NA	5.875%	11/1/34	1,653	2,134
[4]	HSBC Bank USA NA	7.000%	1/15/39	1,050	1,621
[4]	HSBC Holdings plc	7.625%	5/17/32	1,004	1,407
	HSBC Holdings plc	6.500%	5/2/36	4,709	6,490
	HSBC Holdings plc	6.500%	9/15/37	7,495	10,435
	HSBC Holdings plc	6.800%	6/1/38	900	1,285
	HSBC Holdings plc	6.100%	1/14/42	2,555	3,667
	HSBC Holdings plc	5.250%	3/14/44	3,760	4,888
	Intercontinental Exchange Inc.	1.850%	9/15/32	3,048	2,881
	Intercontinental Exchange Inc.	2.650%	9/15/40	2,000	1,914
	Intercontinental Exchange Inc.	4.250%	9/21/48	2,115	2,514
	Intercontinental Exchange Inc.	3.000%	6/15/50	3,300	3,256
	Intercontinental Exchange Inc.	3.000%	9/15/60	4,050	3,828
	Invesco Finance plc	5.375%	11/30/43	875	1,152
	Jefferies Group LLC	2.750%	10/15/32	1,000	1,006
	Jefferies Group LLC	6.250%	1/15/36	775	1,042
	Jefferies Group LLC	6.500%	1/20/43	1,106	1,531
	JPMorgan Chase & Co.	6.400%	5/15/38	4,160	6,063
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	6,767	7,733
	JPMorgan Chase & Co.	5.500%	10/15/40	4,434	6,036
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	4,070	4,212
	JPMorgan Chase & Co.	5.600%	7/15/41	3,850	5,342
	JPMorgan Chase & Co.	2.525%	11/19/41	525	499
	JPMorgan Chase & Co.	5.400%	1/6/42	3,168	4,351
	JPMorgan Chase & Co.	3.157%	4/22/42	3,160	3,282
	JPMorgan Chase & Co.	5.625%	8/16/43	2,708	3,749
	JPMorgan Chase & Co.	4.850%	2/1/44	3,168	4,126
	JPMorgan Chase & Co.	4.950%	6/1/45	4,414	5,775
[4]	JPMorgan Chase & Co.	4.260%	2/22/48	5,755	6,939
[4]	JPMorgan Chase & Co.	4.032%	7/24/48	4,290	4,997
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	7,749	9,013
[4]	JPMorgan Chase & Co.	3.897%	1/23/49	3,610	4,156
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	6,524	6,656
	JPMorgan Chase & Co.	3.328%	4/22/52	8,000	8,427
	Legg Mason Inc.	5.625%	1/15/44	1,314	1,815
	Lincoln National Corp.	3.400%	1/15/31	100	109
	Lincoln National Corp.	6.300%	10/9/37	655	923
	Lincoln National Corp.	7.000%	6/15/40	530	810
	Lincoln National Corp.	4.350%	3/1/48	1,550	1,846
	Lincoln National Corp.	4.375%	6/15/50	980	1,189
	Lloyds Banking Group plc	5.300%	12/1/45	1,008	1,332
	Lloyds Banking Group plc	4.344%	1/9/48	3,835	4,517
	Loews Corp.	6.000%	2/1/35	1,075	1,450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Loews Corp.	4.125%	5/15/43	1,090	1,282
	Manulife Financial Corp.	5.375%	3/4/46	1,306	1,833
	Markel Corp.	5.000%	4/5/46	1,765	2,271
	Markel Corp.	4.300%	11/1/47	622	732
	Markel Corp.	5.000%	5/20/49	926	1,193
	Markel Corp.	4.150%	9/17/50	750	868
	Markel Corp.	3.450%	5/7/52	1,550	1,610
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,920	2,577
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,145	2,713
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,559	1,928
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	760	928
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,304	3,104
	Mastercard Inc.	3.800%	11/21/46	1,110	1,299
	Mastercard Inc.	3.950%	2/26/48	1,950	2,340
	Mastercard Inc.	3.650%	6/1/49	2,187	2,515
	Mastercard Inc.	3.850%	3/26/50	4,650	5,545
	Mastercard Inc.	2.950%	3/15/51	1,500	1,550
	MetLife Inc.	6.500%	12/15/32	2,115	2,972
	MetLife Inc.	6.375%	6/15/34	1,294	1,839
	MetLife Inc.	5.700%	6/15/35	3,460	4,717
[4]	MetLife Inc.	6.400%	12/15/36	3,007	3,850
[4]	MetLife Inc.	10.750%	8/1/39	1,090	1,911
	MetLife Inc.	5.875%	2/6/41	2,168	3,096
	MetLife Inc.	4.125%	8/13/42	2,144	2,547
	MetLife Inc.	4.875%	11/13/43	2,111	2,770
	MetLife Inc.	4.721%	12/15/44	1,170	1,507
	MetLife Inc.	4.050%	3/1/45	1,458	1,737
	MetLife Inc.	4.600%	5/13/46	1,075	1,378
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	872	1,043
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,395	1,640
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	3,174	3,571
	Morgan Stanley	7.250%	4/1/32	2,025	2,939
[4]	Morgan Stanley	3.971%	7/22/38	2,435	2,802
[4]	Morgan Stanley	4.457%	4/22/39	2,672	3,234
	Morgan Stanley	3.217%	4/22/42	4,250	4,444
	Morgan Stanley	6.375%	7/24/42	4,289	6,525
	Morgan Stanley	4.300%	1/27/45	7,509	9,156
	Morgan Stanley	4.375%	1/22/47	2,936	3,651
[4]	Morgan Stanley	5.597%	3/24/51	4,183	6,206
[4]	Morgan Stanley	2.802%	1/25/52	7,655	7,419
	Nasdaq Inc.	2.500%	12/21/40	1,250	1,151
	Nasdaq Inc.	3.250%	4/28/50	1,327	1,331
[4]	Nationwide Financial Services Inc.	6.750%	5/15/37	825	1,024
	Old Republic International Corp.	3.850%	6/11/51	1,525	1,652
	Principal Financial Group Inc.	4.625%	9/15/42	1,245	1,550
	Principal Financial Group Inc.	4.350%	5/15/43	1,107	1,336
	Principal Financial Group Inc.	4.300%	11/15/46	830	1,005
	Progressive Corp.	4.350%	4/25/44	2,355	2,923
	Progressive Corp.	4.125%	4/15/47	2,288	2,779
	Progressive Corp.	4.200%	3/15/48	1,435	1,763
	Progressive Corp.	3.950%	3/26/50	800	955
[4]	Prudential Financial Inc.	5.750%	7/15/33	550	719
[4]	Prudential Financial Inc.	5.700%	12/14/36	1,690	2,288
[4]	Prudential Financial Inc.	6.625%	12/1/37	768	1,122
[4]	Prudential Financial Inc.	3.000%	3/10/40	1,066	1,094
[4]	Prudential Financial Inc.	6.625%	6/21/40	749	1,127
[4]	Prudential Financial Inc.	6.200%	11/15/40	960	1,319
[4]	Prudential Financial Inc.	5.100%	8/15/43	1,195	1,427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Prudential Financial Inc.	4.600%	5/15/44	753	947
	Prudential Financial Inc.	3.905%	12/7/47	3,450	4,017
	Prudential Financial Inc.	3.935%	12/7/49	2,818	3,314
[4]	Prudential Financial Inc.	4.350%	2/25/50	1,077	1,351
[4]	Prudential Financial Inc.	3.700%	3/13/51	939	1,073
	Raymond James Financial Inc.	4.950%	7/15/46	2,795	3,603
	Raymond James Financial Inc.	3.750%	4/1/51	1,005	1,118
[4]	Regions Bank	6.450%	6/26/37	1,000	1,420
	Regions Financial Corp.	7.375%	12/10/37	850	1,293
	Selective Insurance Group Inc.	5.375%	3/1/49	600	768
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	1,150	1,058
	SVB Financial Group	1.800%	2/2/31	88	85
	Transatlantic Holdings Inc.	8.000%	11/30/39	770	1,188
	Travelers Cos. Inc.	6.750%	6/20/36	1,050	1,572
[4]	Travelers Cos. Inc.	6.250%	6/15/37	1,840	2,672
	Travelers Cos. Inc.	5.350%	11/1/40	1,465	2,025
	Travelers Cos. Inc.	4.600%	8/1/43	938	1,206
	Travelers Cos. Inc.	4.300%	8/25/45	915	1,144
	Travelers Cos. Inc.	3.750%	5/15/46	885	1,021
	Travelers Cos. Inc.	4.000%	5/30/47	1,625	1,955
	Travelers Cos. Inc.	4.050%	3/7/48	850	1,028
	Travelers Cos. Inc.	4.100%	3/4/49	1,550	1,898
	Travelers Cos. Inc.	2.550%	4/27/50	945	900
	Travelers Cos. Inc.	3.050%	6/8/51	1,595	1,667
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,118	1,570
	Unum Group	5.750%	8/15/42	1,250	1,563
	Unum Group	4.500%	12/15/49	1,075	1,147
	Unum Group	4.125%	6/15/51	1,200	1,215
	Visa Inc.	4.150%	12/14/35	3,717	4,479
	Visa Inc.	2.700%	4/15/40	1,630	1,661
	Visa Inc.	4.300%	12/14/45	6,533	8,208
	Visa Inc.	3.650%	9/15/47	3,080	3,542
	Visa Inc.	2.000%	8/15/50	4,308	3,725
	Voya Financial Inc.	5.700%	7/15/43	1,125	1,546
	Voya Financial Inc.	4.800%	6/15/46	700	884
	W R Berkley Corp.	4.750%	8/1/44	1,455	1,820
	W R Berkley Corp.	3.550%	3/30/52	400	426
	W R Berkley Corp.	3.150%	9/30/61	825	797
	Wachovia Corp.	7.500%	4/15/35	1,490	2,198
	Wachovia Corp.	5.500%	8/1/35	1,717	2,215
[4]	Wells Fargo & Co.	5.950%	12/15/36	1,002	1,361
[4]	Wells Fargo & Co.	3.068%	4/30/41	9,300	9,572
	Wells Fargo & Co.	5.375%	11/2/43	5,471	7,253
	Wells Fargo & Co.	5.606%	1/15/44	5,045	6,867
[4]	Wells Fargo & Co.	4.650%	11/4/44	4,728	5,759
	Wells Fargo & Co.	3.900%	5/1/45	5,151	6,008
[4]	Wells Fargo & Co.	4.900%	11/17/45	4,947	6,228
[4]	Wells Fargo & Co.	4.400%	6/14/46	4,388	5,224
[4]	Wells Fargo & Co.	4.750%	12/7/46	4,166	5,211
[4]	Wells Fargo & Co.	5.013%	4/4/51	10,592	14,259
[4]	Wells Fargo Bank NA	5.850%	2/1/37	1,871	2,538
[4]	Wells Fargo Bank NA	6.600%	1/15/38	2,269	3,298
	Western Union Co.	6.200%	11/17/36	1,500	1,911
	Westpac Banking Corp.	4.421%	7/24/39	2,530	2,968
	Westpac Banking Corp.	2.963%	11/16/40	2,985	2,944
	Willis North America Inc.	5.050%	9/15/48	1,425	1,834
	Willis North America Inc.	3.875%	9/15/49	1,050	1,165
	XLIT Ltd.	5.250%	12/15/43	950	1,311

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	XLIT Ltd.	5.500%	3/31/45	900	1,242
					891,546
Health Care (7.5%)
	Abbott Laboratories	4.750%	11/30/36	4,440	5,653
	Abbott Laboratories	6.150%	11/30/37	2,928	4,268
	Abbott Laboratories	6.000%	4/1/39	1,585	2,305
	Abbott Laboratories	5.300%	5/27/40	1,368	1,876
	Abbott Laboratories	4.750%	4/15/43	1,075	1,403
	Abbott Laboratories	4.900%	11/30/46	5,309	7,187
	AbbVie Inc.	4.550%	3/15/35	4,248	5,081
	AbbVie Inc.	4.500%	5/14/35	7,427	8,878
	AbbVie Inc.	4.300%	5/14/36	4,072	4,795
	AbbVie Inc.	4.050%	11/21/39	4,950	5,686
	AbbVie Inc.	4.625%	10/1/42	3,240	3,911
	AbbVie Inc.	4.400%	11/6/42	3,423	4,087
	AbbVie Inc.	4.850%	6/15/44	2,860	3,591
	AbbVie Inc.	4.750%	3/15/45	1,592	1,980
	AbbVie Inc.	4.700%	5/14/45	6,290	7,764
	AbbVie Inc.	4.450%	5/14/46	5,933	7,135
	AbbVie Inc.	4.875%	11/14/48	3,370	4,319
	AbbVie Inc.	4.250%	11/21/49	12,511	14,813
	Adventist Health System	3.630%	3/1/49	850	930
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	1,475	1,838
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	700	770
[4]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	515	532
	Aetna Inc.	6.625%	6/15/36	1,879	2,701
	Aetna Inc.	6.750%	12/15/37	925	1,352
	Aetna Inc.	4.500%	5/15/42	1,225	1,462
	Aetna Inc.	4.125%	11/15/42	1,330	1,517
	Aetna Inc.	4.750%	3/15/44	2,148	2,656
	Aetna Inc.	3.875%	8/15/47	490	543
	AHS Hospital Corp.	5.024%	7/1/45	1,125	1,520
[4]	AHS Hospital Corp.	2.780%	7/1/51	1,050	1,024
[4]	Allina Health System	3.887%	4/15/49	1,000	1,162
	AmerisourceBergen Corp.	4.250%	3/1/45	1,250	1,445
	AmerisourceBergen Corp.	4.300%	12/15/47	1,170	1,355
	Amgen Inc.	2.000%	1/15/32	2,000	1,928
	Amgen Inc.	3.150%	2/21/40	4,494	4,581
	Amgen Inc.	2.800%	8/15/41	2,450	2,370
	Amgen Inc.	4.950%	10/1/41	3,170	4,003
	Amgen Inc.	5.150%	11/15/41	1,876	2,399
	Amgen Inc.	4.400%	5/1/45	5,861	7,025
	Amgen Inc.	4.563%	6/15/48	2,202	2,721
	Amgen Inc.	3.375%	2/21/50	4,700	4,862
	Amgen Inc.	4.663%	6/15/51	9,103	11,491
	Amgen Inc.	3.000%	1/15/52	5,500	5,311
	Amgen Inc.	2.770%	9/1/53	2,142	1,984
	Anthem Inc.	5.950%	12/15/34	1,600	2,179
	Anthem Inc.	5.850%	1/15/36	500	669
	Anthem Inc.	6.375%	6/15/37	826	1,167
	Anthem Inc.	4.625%	5/15/42	1,699	2,082
	Anthem Inc.	4.650%	1/15/43	2,544	3,129
	Anthem Inc.	5.100%	1/15/44	2,120	2,745
	Anthem Inc.	4.650%	8/15/44	2,757	3,400
	Anthem Inc.	4.375%	12/1/47	2,802	3,375
	Anthem Inc.	4.550%	3/1/48	2,468	3,037
	Anthem Inc.	3.700%	9/15/49	275	302
	Anthem Inc.	3.125%	5/15/50	2,530	2,561

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anthem Inc.	3.600%	3/15/51	1,250	1,365
	Anthem Inc.	4.850%	8/15/54	500	631
[4]	Ascension Health	3.106%	11/15/39	2,200	2,358
	Ascension Health	3.945%	11/15/46	2,367	2,869
[4]	Ascension Health	4.847%	11/15/53	579	823
	AstraZeneca plc	6.450%	9/15/37	5,782	8,555
	AstraZeneca plc	4.000%	9/18/42	1,110	1,317
	AstraZeneca plc	4.375%	11/16/45	2,993	3,777
	AstraZeneca plc	4.375%	8/17/48	1,850	2,343
	AstraZeneca plc	2.125%	8/6/50	2,187	1,892
	AstraZeneca plc	3.000%	5/28/51	2,930	3,020
[4]	Banner Health	3.181%	1/1/50	1,050	1,108
	Banner Health	2.913%	1/1/51	525	524
[4]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	500	480
[4]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,166	1,243
	Baxalta Inc.	5.250%	6/23/45	3,180	4,253
	Baxter International Inc.	3.500%	8/15/46	1,000	1,070
[4]	BayCare Health System Inc.	3.831%	11/15/50	1,275	1,523
	Baylor Scott & White Holdings	4.185%	11/15/45	960	1,183
	Baylor Scott & White Holdings	3.967%	11/15/46	1,091	1,293
[4]	Baylor Scott & White Holdings	2.839%	11/15/50	1,570	1,555
	Becton Dickinson & Co.	4.685%	12/15/44	2,641	3,278
	Becton Dickinson & Co.	4.669%	6/6/47	4,441	5,530
	Becton Dickinson & Co.	3.794%	5/20/50	400	445
	Biogen Inc.	3.150%	5/1/50	4,590	4,408
[6]	Biogen Inc.	3.250%	2/15/51	2,391	2,340
[4]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	825	859
	Boston Scientific Corp.	7.000%	11/15/35	500	707
	Boston Scientific Corp.	4.550%	3/1/39	2,083	2,530
	Boston Scientific Corp.	7.375%	1/15/40	1,004	1,574
	Boston Scientific Corp.	4.700%	3/1/49	2,475	3,155
	Bristol-Myers Squibb Co.	4.125%	6/15/39	4,590	5,483
	Bristol-Myers Squibb Co.	2.350%	11/13/40	1,065	1,011
	Bristol-Myers Squibb Co.	3.250%	8/1/42	354	382
	Bristol-Myers Squibb Co.	4.500%	3/1/44	864	1,092
	Bristol-Myers Squibb Co.	4.625%	5/15/44	3,151	4,059
	Bristol-Myers Squibb Co.	5.000%	8/15/45	5,025	6,753
	Bristol-Myers Squibb Co.	4.350%	11/15/47	3,349	4,170
	Bristol-Myers Squibb Co.	4.550%	2/20/48	4,052	5,199
	Bristol-Myers Squibb Co.	4.250%	10/26/49	7,088	8,795
	Bristol-Myers Squibb Co.	2.550%	11/13/50	2,600	2,451
	Cardinal Health Inc.	4.600%	3/15/43	1,285	1,493
	Cardinal Health Inc.	4.500%	11/15/44	500	566
	Cardinal Health Inc.	4.900%	9/15/45	1,222	1,458
	Cardinal Health Inc.	4.368%	6/15/47	857	965
[4]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	1,000	1,038
	Children's Health System of Texas	2.511%	8/15/50	1,175	1,090
[4]	Children's Hospital	2.928%	7/15/50	750	737
[4]	Children's Hospital Corp.	4.115%	1/1/47	1,000	1,262
[4]	Children's Hospital Corp.	2.585%	2/1/50	525	502
	Children's Hospital Medical Center	4.268%	5/15/44	975	1,220
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,000	970
	Cigna Corp.	4.800%	8/15/38	5,657	6,923
	Cigna Corp.	3.200%	3/15/40	1,633	1,674
[4]	Cigna Corp.	6.125%	11/15/41	1,670	2,353
[4]	Cigna Corp.	4.800%	7/15/46	5,590	6,961
[4]	Cigna Corp.	3.875%	10/15/47	3,140	3,472

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cigna Corp.	4.900%	12/15/48	1,072	1,368
	Cigna Corp.	3.400%	3/15/50	5,175	5,347
	Cigna Corp.	3.400%	3/15/51	2,500	2,583
[4]	City of Hope	5.623%	11/15/43	975	1,406
[4]	City of Hope	4.378%	8/15/48	505	626
[4]	CommonSpirit Health	4.350%	11/1/42	1,935	2,216
	CommonSpirit Health	3.817%	10/1/49	1,050	1,163
	CommonSpirit Health	4.187%	10/1/49	2,547	2,905
	CommonSpirit Health	3.910%	10/1/50	1,250	1,366
[4]	Community Health Network Inc.	3.099%	5/1/50	1,000	987
[4]	Cottage Health Obligated Group	3.304%	11/1/49	1,150	1,222
	CVS Health Corp.	4.875%	7/20/35	1,863	2,256
	CVS Health Corp.	4.780%	3/25/38	10,398	12,727
	CVS Health Corp.	6.125%	9/15/39	875	1,210
	CVS Health Corp.	4.125%	4/1/40	2,064	2,370
	CVS Health Corp.	2.700%	8/21/40	1,250	1,197
	CVS Health Corp.	5.300%	12/5/43	2,675	3,514
	CVS Health Corp.	5.125%	7/20/45	8,691	11,195
	CVS Health Corp.	5.050%	3/25/48	17,770	22,916
	CVS Health Corp.	4.250%	4/1/50	1,542	1,824
	Danaher Corp.	4.375%	9/15/45	2,437	3,010
	Danaher Corp.	2.600%	10/1/50	1,940	1,848
[4]	Dartmouth-Hitchcock Health	4.178%	8/1/48	675	792
	DH Europe Finance II Sarl	3.250%	11/15/39	1,175	1,255
	DH Europe Finance II Sarl	3.400%	11/15/49	1,895	2,049
	Dignity Health	4.500%	11/1/42	1,075	1,272
	Dignity Health	5.267%	11/1/64	1,040	1,411
[4]	Duke University Health System Inc.	3.920%	6/1/47	1,440	1,713
	Eli Lilly & Co.	3.950%	3/15/49	3,075	3,741
	Eli Lilly & Co.	2.250%	5/15/50	2,360	2,136
	Eli Lilly & Co.	2.500%	9/15/60	840	774
[4]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	725	826
	Gilead Sciences Inc.	4.600%	9/1/35	2,164	2,624
	Gilead Sciences Inc.	4.000%	9/1/36	1,643	1,889
	Gilead Sciences Inc.	2.600%	10/1/40	950	904
	Gilead Sciences Inc.	5.650%	12/1/41	3,321	4,558
	Gilead Sciences Inc.	4.800%	4/1/44	4,155	5,222
	Gilead Sciences Inc.	4.500%	2/1/45	3,925	4,764
	Gilead Sciences Inc.	4.750%	3/1/46	4,422	5,554
	Gilead Sciences Inc.	4.150%	3/1/47	1,075	1,259
	Gilead Sciences Inc.	2.800%	10/1/50	5,560	5,268
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,050	2,718
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	4,965	7,328
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,687	2,059
[4]	Hackensack Meridian Health Inc.	2.675%	9/1/41	1,575	1,562
	Hackensack Meridian Health Inc.	4.211%	7/1/48	745	911
[4]	Hackensack Meridian Health Inc.	2.875%	9/1/50	800	795
	Hackensack Meridian Health Inc.	4.500%	7/1/57	600	800
[4]	Hartford HealthCare Corp.	3.447%	7/1/54	900	937
	HCA Inc.	5.125%	6/15/39	3,083	3,808
	HCA Inc.	5.500%	6/15/47	1,265	1,633
	HCA Inc.	5.250%	6/15/49	4,236	5,375
	HCA Inc.	3.500%	7/15/51	4,625	4,588
	Humana Inc.	2.150%	2/3/32	2,725	2,661
	Humana Inc.	4.625%	12/1/42	1,029	1,263
	Humana Inc.	4.950%	10/1/44	1,187	1,525
	Humana Inc.	4.800%	3/15/47	1,075	1,354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Humana Inc.	3.950%	8/15/49	950	1,084
	IHC Health Services Inc.	4.131%	5/15/48	1,075	1,341
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	920	1,109
[4]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	750	762
[4]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	1,125	1,263
[4]	Iowa Health System	3.665%	2/15/50	900	1,005
	Johns Hopkins Health System Corp.	3.837%	5/15/46	1,708	1,977
	Johnson & Johnson	4.950%	5/15/33	505	655
	Johnson & Johnson	4.375%	12/5/33	2,609	3,217
	Johnson & Johnson	3.550%	3/1/36	2,384	2,746
	Johnson & Johnson	3.625%	3/3/37	5,067	5,839
	Johnson & Johnson	5.950%	8/15/37	1,110	1,608
	Johnson & Johnson	3.400%	1/15/38	2,126	2,401
	Johnson & Johnson	5.850%	7/15/38	1,015	1,469
	Johnson & Johnson	2.100%	9/1/40	4,850	4,578
	Johnson & Johnson	4.500%	9/1/40	1,190	1,531
	Johnson & Johnson	4.850%	5/15/41	950	1,255
	Johnson & Johnson	4.500%	12/5/43	864	1,124
	Johnson & Johnson	3.700%	3/1/46	1,108	1,299
	Johnson & Johnson	3.750%	3/3/47	3,245	3,856
	Johnson & Johnson	3.500%	1/15/48	1,443	1,660
	Johnson & Johnson	2.250%	9/1/50	2,610	2,417
	Johnson & Johnson	2.450%	9/1/60	2,905	2,711
[4]	Kaiser Foundation Hospitals	2.810%	6/1/41	1,100	1,117
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,841	2,445
	Kaiser Foundation Hospitals	4.150%	5/1/47	2,743	3,347
[4]	Kaiser Foundation Hospitals	3.266%	11/1/49	2,730	2,914
[4]	Kaiser Foundation Hospitals	3.002%	6/1/51	2,900	2,962
	Koninklijke Philips NV	6.875%	3/11/38	1,475	2,198
	Koninklijke Philips NV	5.000%	3/15/42	1,030	1,334
	Laboratory Corp. of America Holdings	4.700%	2/1/45	1,049	1,277
[4]	Mass General Brigham Inc.	3.765%	7/1/48	326	375
[4]	Mass General Brigham Inc.	3.192%	7/1/49	1,725	1,815
[4]	Mass General Brigham Inc.	4.117%	7/1/55	125	153
[4]	Mass General Brigham Inc.	3.342%	7/1/60	1,625	1,735
[4]	Mayo Clinic	3.774%	11/15/43	740	859
[4]	Mayo Clinic	4.000%	11/15/47	500	607
[4]	Mayo Clinic	4.128%	11/15/52	500	628
[4]	Mayo Clinic	3.196%	11/15/61	1,700	1,806
[4]	McLaren Health Care Corp.	4.386%	5/15/48	950	1,191
[4]	MedStar Health Inc.	3.626%	8/15/49	750	821
	Medtronic Inc.	4.375%	3/15/35	4,359	5,371
	Medtronic Inc.	4.625%	3/15/45	4,450	5,805
	Memorial Health Services	3.447%	11/1/49	1,000	1,105
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,125	1,514
[4]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	800	807
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,045	1,306
[4]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,348	1,709
	Merck & Co. Inc.	6.500%	12/1/33	1,975	2,893
	Merck & Co. Inc.	3.900%	3/7/39	1,177	1,375
	Merck & Co. Inc.	2.350%	6/24/40	4,650	4,432
	Merck & Co. Inc.	3.600%	9/15/42	3,687	4,165
	Merck & Co. Inc.	4.150%	5/18/43	1,559	1,896
	Merck & Co. Inc.	3.700%	2/10/45	3,620	4,125
	Merck & Co. Inc.	4.000%	3/7/49	3,055	3,662
	Merck & Co. Inc.	2.450%	6/24/50	3,724	3,462
[4]	Methodist Hospital	2.705%	12/1/50	1,375	1,327
[4]	MidMichigan Health	3.409%	6/1/50	756	816

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Montefiore Obligated Group	5.246%	11/1/48	1,075	1,250
	Montefiore Obligated Group	4.287%	9/1/50	750	773
[4]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	775	885
[4]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,575	1,727
[4]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	518
	MultiCare Health System	2.803%	8/15/50	775	767
	Mylan Inc.	5.400%	11/29/43	1,575	1,954
	Mylan Inc.	5.200%	4/15/48	2,425	2,967
	New York & Presbyterian Hospital	2.256%	8/1/40	925	861
	New York & Presbyterian Hospital	4.024%	8/1/45	1,455	1,772
	New York & Presbyterian Hospital	4.063%	8/1/56	676	847
	New York & Presbyterian Hospital	2.606%	8/1/60	775	720
[4]	New York & Presbyterian Hospital	3.954%	8/1/19	900	1,054
	Northwell Healthcare Inc.	3.979%	11/1/46	1,250	1,407
	Northwell Healthcare Inc.	4.260%	11/1/47	1,875	2,205
	Northwell Healthcare Inc.	3.809%	11/1/49	1,025	1,142
	Novant Health Inc.	2.637%	11/1/36	1,300	1,315
	Novant Health Inc.	3.168%	11/1/51	1,000	1,041
	Novant Health Inc.	3.318%	11/1/61	1,275	1,346
	Novartis Capital Corp.	3.700%	9/21/42	1,475	1,697
	Novartis Capital Corp.	4.400%	5/6/44	4,208	5,379
	Novartis Capital Corp.	4.000%	11/20/45	1,801	2,172
	Novartis Capital Corp.	2.750%	8/14/50	2,375	2,391
[4]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	885	827
[4]	NYU Langone Hospitals	5.750%	7/1/43	525	740
	NYU Langone Hospitals	4.784%	7/1/44	1,288	1,639
[4]	NYU Langone Hospitals	4.368%	7/1/47	1,050	1,244
[4]	NYU Langone Hospitals	3.380%	7/1/55	1,100	1,138
[4]	OhioHealth Corp.	3.042%	11/15/50	1,200	1,246
	Orlando Health Obligated Group	4.089%	10/1/48	1,050	1,254
	Orlando Health Obligated Group	3.327%	10/1/50	500	529
[4]	PeaceHealth Obligated Group	4.787%	11/15/48	1,100	1,479
[4]	PeaceHealth Obligated Group	3.218%	11/15/50	350	364
	PerkinElmer Inc.	3.625%	3/15/51	875	935
	Pfizer Inc.	4.000%	12/15/36	3,748	4,457
	Pfizer Inc.	4.100%	9/15/38	2,155	2,576
	Pfizer Inc.	3.900%	3/15/39	1,450	1,696
	Pfizer Inc.	7.200%	3/15/39	7,558	12,157
	Pfizer Inc.	2.550%	5/28/40	2,250	2,227
	Pfizer Inc.	5.600%	9/15/40	488	689
	Pfizer Inc.	4.300%	6/15/43	1,432	1,756
	Pfizer Inc.	4.400%	5/15/44	2,545	3,183
	Pfizer Inc.	4.125%	12/15/46	1,912	2,329
	Pfizer Inc.	4.200%	9/15/48	1,753	2,172
	Pfizer Inc.	4.000%	3/15/49	1,457	1,761
	Pfizer Inc.	2.700%	5/28/50	4,685	4,615
[4]	Piedmont Healthcare Inc.	2.044%	1/1/32	750	737
	Piedmont Healthcare Inc.	2.864%	1/1/52	500	486
[4]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,583	1,801
	Quest Diagnostics Inc.	4.700%	3/30/45	769	945
[4]	Rady Children's Hospital-San Diego	3.154%	8/15/51	500	527
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,476	1,362
	Royalty Pharma plc	3.300%	9/2/40	1,700	1,699
	Royalty Pharma plc	3.550%	9/2/50	2,314	2,276
	Royalty Pharma plc	3.350%	9/2/51	1,550	1,470
	RWJ Barnabas Health Inc.	3.949%	7/1/46	1,000	1,182
	RWJ Barnabas Health Inc.	3.477%	7/1/49	762	844

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Seattle Children's Hospital	2.719%	10/1/50	1,100	1,069
[4]	Sharp HealthCare	2.680%	8/1/50	875	834
[4]	Spectrum Health System Obligated Group	3.487%	7/15/49	1,075	1,196
[4]	Stanford Health Care	3.795%	11/15/48	1,650	1,938
	Stanford Health Care	3.027%	8/15/51	500	516
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	1,400	1,512
	Stryker Corp.	4.100%	4/1/43	695	801
	Stryker Corp.	4.375%	5/15/44	1,425	1,730
	Stryker Corp.	4.625%	3/15/46	1,740	2,228
	Stryker Corp.	2.900%	6/15/50	1,090	1,087
	Summa Health	3.511%	11/15/51	50	52
[4]	Sutter Health	3.161%	8/15/40	500	518
[4]	Sutter Health	4.091%	8/15/48	985	1,170
[4]	Sutter Health	3.361%	8/15/50	1,595	1,676
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,775	2,810
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	3,200	3,250
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	2,326	2,445
	Texas Health Resources	2.328%	11/15/50	825	736
[4]	Texas Health Resources	4.330%	11/15/55	750	973
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	3,000	2,938
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	2,950	2,942
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	863	1,187
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	2,026	2,457
	Toledo Hospital	5.750%	11/15/38	950	1,142
	Toledo Hospital	6.015%	11/15/48	1,250	1,486
[4]	Trinity Health Corp.	2.632%	12/1/40	500	489
	Trinity Health Corp.	4.125%	12/1/45	825	1,012
[4]	Trinity Health Corp.	3.434%	12/1/48	1,155	1,263
	UnitedHealth Group Inc.	4.625%	7/15/35	2,896	3,611
	UnitedHealth Group Inc.	5.800%	3/15/36	2,095	2,914
	UnitedHealth Group Inc.	6.500%	6/15/37	1,585	2,345
	UnitedHealth Group Inc.	6.625%	11/15/37	1,165	1,743
	UnitedHealth Group Inc.	6.875%	2/15/38	1,361	2,091
	UnitedHealth Group Inc.	3.500%	8/15/39	966	1,067
	UnitedHealth Group Inc.	2.750%	5/15/40	518	520
	UnitedHealth Group Inc.	5.700%	10/15/40	571	798
	UnitedHealth Group Inc.	5.950%	2/15/41	1,300	1,872
	UnitedHealth Group Inc.	3.050%	5/15/41	2,700	2,794
	UnitedHealth Group Inc.	4.625%	11/15/41	2,457	3,080
	UnitedHealth Group Inc.	4.375%	3/15/42	2,195	2,680
	UnitedHealth Group Inc.	3.950%	10/15/42	3,192	3,752
	UnitedHealth Group Inc.	4.250%	3/15/43	2,383	2,881
	UnitedHealth Group Inc.	4.750%	7/15/45	1,507	1,974
	UnitedHealth Group Inc.	4.200%	1/15/47	1,593	1,925
	UnitedHealth Group Inc.	4.250%	4/15/47	1,133	1,389
	UnitedHealth Group Inc.	3.750%	10/15/47	2,145	2,448
	UnitedHealth Group Inc.	4.250%	6/15/48	4,549	5,589
	UnitedHealth Group Inc.	4.450%	12/15/48	3,283	4,159
	UnitedHealth Group Inc.	3.700%	8/15/49	2,010	2,284
	UnitedHealth Group Inc.	2.900%	5/15/50	1,995	1,999
	UnitedHealth Group Inc.	3.250%	5/15/51	4,775	5,091
	UnitedHealth Group Inc.	3.875%	8/15/59	4,370	5,158
	UnitedHealth Group Inc.	3.125%	5/15/60	1,835	1,879
	Utah Acquisition Sub Inc.	5.250%	6/15/46	3,115	3,810
[6]	Viatris Inc.	3.850%	6/22/40	2,340	2,510
[6]	Viatris Inc.	4.000%	6/22/50	5,031	5,347
[4]	West Virginia United Health System Obligated Group	3.129%	6/1/50	500	504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Willis-Knighton Medical Center	3.065%	3/1/51	1,820	1,814
	Wyeth LLC	6.500%	2/1/34	3,046	4,370
	Wyeth LLC	6.000%	2/15/36	1,290	1,824
	Wyeth LLC	5.950%	4/1/37	2,010	2,828
[4]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,000	926
	Zimmer Biomet Holdings Inc.	4.250%	8/15/35	413	452
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,020	1,353
	Zoetis Inc.	4.700%	2/1/43	2,966	3,785
	Zoetis Inc.	3.950%	9/12/47	1,221	1,423
	Zoetis Inc.	4.450%	8/20/48	894	1,122
	Zoetis Inc.	3.000%	5/15/50	650	660
					862,552
Industrials (4.5%)
[4]	3M Co.	5.700%	3/15/37	525	726
[4]	3M Co.	3.875%	6/15/44	520	609
[4]	3M Co.	3.125%	9/19/46	1,705	1,761
[4]	3M Co.	3.625%	10/15/47	2,055	2,317
[4]	3M Co.	4.000%	9/14/48	1,425	1,700
	3M Co.	3.250%	8/26/49	2,766	2,943
	3M Co.	3.700%	4/15/50	2,393	2,740
	Boeing Co.	6.125%	2/15/33	1,877	2,373
	Boeing Co.	3.600%	5/1/34	2,625	2,736
	Boeing Co.	3.250%	2/1/35	860	862
	Boeing Co.	6.625%	2/15/38	1,308	1,747
	Boeing Co.	3.550%	3/1/38	850	862
	Boeing Co.	3.500%	3/1/39	1,175	1,173
	Boeing Co.	6.875%	3/15/39	1,573	2,171
	Boeing Co.	5.875%	2/15/40	1,995	2,505
	Boeing Co.	5.705%	5/1/40	7,680	9,772
	Boeing Co.	3.375%	6/15/46	1,095	1,054
	Boeing Co.	3.650%	3/1/47	1,425	1,399
	Boeing Co.	3.625%	3/1/48	975	952
	Boeing Co.	3.850%	11/1/48	770	786
	Boeing Co.	3.900%	5/1/49	1,705	1,759
	Boeing Co.	3.750%	2/1/50	2,010	2,038
	Boeing Co.	5.805%	5/1/50	10,955	14,643
	Boeing Co.	3.825%	3/1/59	1,075	1,058
	Boeing Co.	3.950%	8/1/59	1,065	1,084
	Boeing Co.	5.930%	5/1/60	6,985	9,543
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	719	1,021
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	925	1,325
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	907	1,271
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,519	1,990
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,773	2,417
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,732	2,250
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,585	1,938
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,155	1,417
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,556	1,935
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,160	1,564
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,923	3,829
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,445	1,819
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,280	2,735
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,917	2,467
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	2,161	2,514
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,060	2,472
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,220	1,457
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	875	982
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	3,628	3,745

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Burlington Northern Santa Fe LLC	3.300%	9/15/51	2,485	2,675
Canadian National Railway Co.	6.250%	8/1/34	1,220	1,708
Canadian National Railway Co.	6.200%	6/1/36	977	1,377
Canadian National Railway Co.	6.375%	11/15/37	1,099	1,576
Canadian National Railway Co.	3.200%	8/2/46	1,535	1,608
Canadian National Railway Co.	3.650%	2/3/48	1,946	2,184
Canadian National Railway Co.	4.450%	1/20/49	875	1,103
Canadian National Railway Co.	2.450%	5/1/50	1,000	922
Canadian Pacific Railway Co.	7.125%	10/15/31	855	1,195
Canadian Pacific Railway Co.	5.750%	3/15/33	775	1,005
Canadian Pacific Railway Co.	4.800%	9/15/35	1,420	1,726
Canadian Pacific Railway Co.	5.950%	5/15/37	250	340
Canadian Pacific Railway Co.	4.800%	8/1/45	1,621	2,035
Canadian Pacific Railway Co.	6.125%	9/15/15	1,565	2,366
Carrier Global Corp.	3.377%	4/5/40	3,821	4,002
Carrier Global Corp.	3.577%	4/5/50	6,396	6,790
Caterpillar Inc.	5.300%	9/15/35	950	1,264
Caterpillar Inc.	6.050%	8/15/36	765	1,100
Caterpillar Inc.	5.200%	5/27/41	1,982	2,710
Caterpillar Inc.	3.803%	8/15/42	2,399	2,813
Caterpillar Inc.	3.250%	9/19/49	3,709	4,013
Caterpillar Inc.	3.250%	4/9/50	2,800	3,046
Caterpillar Inc.	4.750%	5/15/64	1,661	2,332
Crane Co.	4.200%	3/15/48	950	1,038
CSX Corp.	6.000%	10/1/36	1,370	1,882
CSX Corp.	6.150%	5/1/37	1,255	1,753
CSX Corp.	6.220%	4/30/40	1,596	2,311
CSX Corp.	5.500%	4/15/41	2,145	2,890
CSX Corp.	4.750%	5/30/42	2,067	2,592
CSX Corp.	4.100%	3/15/44	1,350	1,565
CSX Corp.	3.800%	11/1/46	2,098	2,358
CSX Corp.	4.300%	3/1/48	2,220	2,684
CSX Corp.	4.750%	11/15/48	2,208	2,845
CSX Corp.	4.500%	3/15/49	1,941	2,422
CSX Corp.	3.350%	9/15/49	540	569
CSX Corp.	3.800%	4/15/50	1,879	2,128
CSX Corp.	3.950%	5/1/50	1,325	1,541
CSX Corp.	2.500%	5/15/51	100	91
CSX Corp.	4.500%	8/1/54	1,050	1,323
CSX Corp.	4.250%	11/1/66	100	121
CSX Corp.	4.650%	3/1/68	713	920
Cummins Inc.	4.875%	10/1/43	1,225	1,615
Cummins Inc.	2.600%	9/1/50	1,025	957
Deere & Co.	3.900%	6/9/42	2,368	2,815
Deere & Co.	2.875%	9/7/49	1,254	1,288
Deere & Co.	3.750%	4/15/50	2,000	2,375
Dover Corp.	5.375%	10/15/35	565	718
Dover Corp.	5.375%	3/1/41	1,087	1,412
Eaton Corp.	4.000%	11/2/32	1,740	2,021
Eaton Corp.	4.150%	11/2/42	1,308	1,538
Eaton Corp.	3.915%	9/15/47	608	698
FedEx Corp.	4.900%	1/15/34	2,165	2,658
FedEx Corp.	3.900%	2/1/35	1,995	2,250
FedEx Corp.	3.250%	5/15/41	750	759
FedEx Corp.	3.875%	8/1/42	1,150	1,263
FedEx Corp.	4.100%	4/15/43	1,700	1,905
FedEx Corp.	5.100%	1/15/44	2,333	2,973
FedEx Corp.	4.100%	2/1/45	1,845	2,068

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FedEx Corp.	4.750%	11/15/45	1,433	1,749
	FedEx Corp.	4.550%	4/1/46	2,953	3,520
	FedEx Corp.	4.400%	1/15/47	2,209	2,582
	FedEx Corp.	4.050%	2/15/48	1,362	1,527
	FedEx Corp.	4.950%	10/17/48	3,180	4,020
	FedEx Corp.	5.250%	5/15/50	1,360	1,796
[4]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	2,201	2,167
	Fortive Corp.	4.300%	6/15/46	1,231	1,456
	General Dynamics Corp.	4.250%	4/1/40	2,175	2,641
	General Dynamics Corp.	3.600%	11/15/42	1,080	1,224
	General Dynamics Corp.	4.250%	4/1/50	1,275	1,611
[4]	General Electric Co.	6.750%	3/15/32	7,382	10,128
[4]	General Electric Co.	6.150%	8/7/37	2,000	2,758
[4]	General Electric Co.	5.875%	1/14/38	5,400	7,307
[4]	General Electric Co.	6.875%	1/10/39	1,895	2,818
	General Electric Co.	4.250%	5/1/40	1,400	1,638
	General Electric Co.	4.125%	10/9/42	1,000	1,146
	General Electric Co.	4.350%	5/1/50	4,442	5,354
	Honeywell International Inc.	5.700%	3/15/36	985	1,344
	Honeywell International Inc.	5.700%	3/15/37	1,015	1,395
	Honeywell International Inc.	5.375%	3/1/41	820	1,131
	Honeywell International Inc.	3.812%	11/21/47	1,225	1,451
	Honeywell International Inc.	2.800%	6/1/50	1,675	1,698
	Illinois Tool Works Inc.	4.875%	9/15/41	1,133	1,481
	Illinois Tool Works Inc.	3.900%	9/1/42	2,053	2,389
[4]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	1,878	1,881
[4]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	1,451	1,582
[4]	Johnson Controls International plc	6.000%	1/15/36	609	842
[4]	Johnson Controls International plc	4.625%	7/2/44	1,485	1,808
[4]	Johnson Controls International plc	5.125%	9/14/45	403	528
	Johnson Controls International plc	4.500%	2/15/47	950	1,170
[4]	Johnson Controls International plc	4.950%	7/2/64	1,604	2,120
[4]	Kansas City Southern	4.300%	5/15/43	1,115	1,306
[4]	Kansas City Southern	4.950%	8/15/45	1,451	1,834
	Kansas City Southern	4.700%	5/1/48	224	278
	Kansas City Southern	3.500%	5/1/50	1,305	1,369
	Kansas City Southern	4.200%	11/15/69	1,091	1,259
	L3Harris Technologies Inc.	4.854%	4/27/35	1,259	1,556
	L3Harris Technologies Inc.	6.150%	12/15/40	645	925
	L3Harris Technologies Inc.	5.054%	4/27/45	680	888
	Lockheed Martin Corp.	3.600%	3/1/35	2,367	2,675
	Lockheed Martin Corp.	4.500%	5/15/36	1,300	1,609
[4]	Lockheed Martin Corp.	6.150%	9/1/36	1,500	2,136
	Lockheed Martin Corp.	5.720%	6/1/40	1,444	2,009
	Lockheed Martin Corp.	4.070%	12/15/42	2,812	3,355
	Lockheed Martin Corp.	3.800%	3/1/45	3,292	3,808
	Lockheed Martin Corp.	4.700%	5/15/46	2,447	3,211
	Lockheed Martin Corp.	2.800%	6/15/50	1,270	1,259
	Lockheed Martin Corp.	4.090%	9/15/52	3,459	4,239
	Norfolk Southern Corp.	7.050%	5/1/37	233	335
	Norfolk Southern Corp.	4.837%	10/1/41	2,098	2,677
	Norfolk Southern Corp.	3.950%	10/1/42	1,408	1,619
	Norfolk Southern Corp.	4.450%	6/15/45	1,170	1,432
	Norfolk Southern Corp.	4.650%	1/15/46	916	1,148
	Norfolk Southern Corp.	3.942%	11/1/47	1,043	1,192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk Southern Corp.	4.150%	2/28/48	2,283	2,680
	Norfolk Southern Corp.	4.100%	5/15/49	1,215	1,422
	Norfolk Southern Corp.	3.400%	11/1/49	1,975	2,092
	Norfolk Southern Corp.	3.050%	5/15/50	2,625	2,609
	Norfolk Southern Corp.	4.050%	8/15/52	775	906
	Norfolk Southern Corp.	3.155%	5/15/55	2,873	2,875
	Norfolk Southern Corp.	4.100%	5/15/21	1,300	1,443
	Northrop Grumman Corp.	5.150%	5/1/40	750	975
	Northrop Grumman Corp.	5.050%	11/15/40	1,350	1,739
	Northrop Grumman Corp.	4.750%	6/1/43	2,757	3,496
	Northrop Grumman Corp.	3.850%	4/15/45	1,416	1,611
	Northrop Grumman Corp.	4.030%	10/15/47	5,362	6,311
	Northrop Grumman Corp.	5.250%	5/1/50	2,350	3,276
	Otis Worldwide Corp.	3.112%	2/15/40	1,515	1,553
	Otis Worldwide Corp.	3.362%	2/15/50	1,975	2,067
[4]	Parker-Hannifin Corp.	4.200%	11/21/34	1,162	1,334
[4]	Parker-Hannifin Corp.	6.250%	5/15/38	685	922
[4]	Parker-Hannifin Corp.	4.450%	11/21/44	714	861
	Parker-Hannifin Corp.	4.100%	3/1/47	1,315	1,516
	Parker-Hannifin Corp.	4.000%	6/14/49	2,590	2,972
	Precision Castparts Corp.	3.900%	1/15/43	648	737
	Precision Castparts Corp.	4.375%	6/15/45	974	1,182
	Raytheon Technologies Corp.	6.050%	6/1/36	1,785	2,467
	Raytheon Technologies Corp.	6.125%	7/15/38	3,485	4,905
	Raytheon Technologies Corp.	4.450%	11/16/38	2,590	3,136
	Raytheon Technologies Corp.	5.700%	4/15/40	2,879	3,948
	Raytheon Technologies Corp.	4.875%	10/15/40	1,100	1,394
	Raytheon Technologies Corp.	4.700%	12/15/41	1,285	1,594
	Raytheon Technologies Corp.	4.500%	6/1/42	6,537	8,039
	Raytheon Technologies Corp.	4.800%	12/15/43	750	943
	Raytheon Technologies Corp.	4.150%	5/15/45	1,957	2,287
	Raytheon Technologies Corp.	3.750%	11/1/46	2,228	2,475
	Raytheon Technologies Corp.	4.350%	4/15/47	3,182	3,837
	Raytheon Technologies Corp.	4.050%	5/4/47	1,725	2,002
	Raytheon Technologies Corp.	4.625%	11/16/48	1,925	2,431
	Raytheon Technologies Corp.	3.125%	7/1/50	2,305	2,329
	Raytheon Technologies Corp.	2.820%	9/1/51	2,400	2,289
	Republic Services Inc.	1.750%	2/15/32	1,975	1,874
	Republic Services Inc.	6.200%	3/1/40	690	985
	Republic Services Inc.	5.700%	5/15/41	830	1,140
	Republic Services Inc.	3.050%	3/1/50	725	738
	Rockwell Automation Inc.	4.200%	3/1/49	1,150	1,420
	Rockwell Automation Inc.	2.800%	8/15/61	1,000	954
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,540	2,208
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	825	1,034
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	150	186
	Tyco Electronics Group SA	7.125%	10/1/37	1,500	2,268
	Union Pacific Corp.	3.375%	2/1/35	1,278	1,390
[6]	Union Pacific Corp.	2.891%	4/6/36	1,975	2,049
	Union Pacific Corp.	3.600%	9/15/37	1,878	2,089
[4]	Union Pacific Corp.	3.550%	8/15/39	650	721
	Union Pacific Corp.	3.200%	5/20/41	2,125	2,240
	Union Pacific Corp.	4.050%	3/1/46	975	1,138
	Union Pacific Corp.	3.350%	8/15/46	2,545	2,695
	Union Pacific Corp.	4.000%	4/15/47	1,150	1,338
	Union Pacific Corp.	3.250%	2/5/50	3,450	3,623
	Union Pacific Corp.	3.799%	10/1/51	1,056	1,219
	Union Pacific Corp.	2.950%	3/10/52	1,000	996

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	3.875%	2/1/55	2,420	2,782
	Union Pacific Corp.	3.950%	8/15/59	700	820
	Union Pacific Corp.	3.839%	3/20/60	2,457	2,820
	Union Pacific Corp.	3.550%	5/20/61	1,000	1,082
	Union Pacific Corp.	2.973%	9/16/62	7,300	7,055
	Union Pacific Corp.	3.750%	2/5/70	725	810
[6]	Union Pacific Corp.	3.799%	4/6/71	4,016	4,523
[4]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	359	424
[4]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	1,297	1,310
	United Parcel Service Inc.	6.200%	1/15/38	2,037	2,958
	United Parcel Service Inc.	5.200%	4/1/40	2,087	2,792
	United Parcel Service Inc.	4.875%	11/15/40	2,420	3,133
	United Parcel Service Inc.	3.625%	10/1/42	672	763
	United Parcel Service Inc.	3.400%	11/15/46	1,270	1,401
	United Parcel Service Inc.	3.750%	11/15/47	3,069	3,561
	United Parcel Service Inc.	4.250%	3/15/49	2,566	3,210
	United Parcel Service Inc.	3.400%	9/1/49	1,691	1,869
	United Parcel Service Inc.	5.300%	4/1/50	900	1,300
	Valmont Industries Inc.	5.000%	10/1/44	975	1,199
	Valmont Industries Inc.	5.250%	10/1/54	700	873
	Waste Connections Inc.	2.200%	1/15/32	1,500	1,479
	Waste Connections Inc.	3.050%	4/1/50	1,350	1,343
	Waste Connections Inc.	2.950%	1/15/52	1,000	979
	Waste Management Inc.	2.950%	6/1/41	2,050	2,087
	Waste Management Inc.	4.150%	7/15/49	1,100	1,350
	Waste Management Inc.	2.500%	11/15/50	1,100	1,012
	WW Grainger Inc.	4.600%	6/15/45	1,645	2,112
	WW Grainger Inc.	3.750%	5/15/46	914	1,046
	WW Grainger Inc.	4.200%	5/15/47	886	1,092
	Xylem Inc.	4.375%	11/1/46	925	1,099
					518,322
Materials (1.9%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	2,170	2,188
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,075	1,070
	Albemarle Corp.	5.450%	12/1/44	1,025	1,317
	ArcelorMittal SA	7.000%	10/15/39	1,500	2,119
	ArcelorMittal SA	6.750%	3/1/41	1,000	1,376
	Barrick Gold Corp.	6.450%	10/15/35	845	1,161
	Barrick Gold Corp.	5.250%	4/1/42	1,479	1,913
	Barrick North America Finance LLC	5.700%	5/30/41	2,000	2,705
	Barrick North America Finance LLC	5.750%	5/1/43	1,516	2,075
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	1,650	2,262
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,450	2,906
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	5,071	6,748
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	900	1,057
	CF Industries Inc.	5.150%	3/15/34	1,500	1,835
	CF Industries Inc.	4.950%	6/1/43	2,000	2,410
	CF Industries Inc.	5.375%	3/15/44	1,500	1,905
	Dow Chemical Co.	4.250%	10/1/34	1,139	1,307
	Dow Chemical Co.	9.400%	5/15/39	647	1,164
	Dow Chemical Co.	5.250%	11/15/41	1,283	1,660
	Dow Chemical Co.	4.375%	11/15/42	2,179	2,569
	Dow Chemical Co.	4.625%	10/1/44	1,598	1,935
	Dow Chemical Co.	5.550%	11/30/48	2,162	2,967
	Dow Chemical Co.	4.800%	5/15/49	2,560	3,230
	Dow Chemical Co.	3.600%	11/15/50	2,725	2,897

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuPont de Nemours Inc.	5.319%	11/15/38	3,606	4,663
	DuPont de Nemours Inc.	5.419%	11/15/48	4,778	6,553
	Eastman Chemical Co.	4.800%	9/1/42	1,215	1,476
	Eastman Chemical Co.	4.650%	10/15/44	1,580	1,893
	Ecolab Inc.	2.125%	8/15/50	1,100	966
[6]	Ecolab Inc.	2.750%	8/18/55	3,624	3,486
	FMC Corp.	4.500%	10/1/49	1,250	1,471
	International Flavors & Fragrances Inc.	4.375%	6/1/47	1,300	1,531
	International Flavors & Fragrances Inc.	5.000%	9/26/48	1,675	2,154
	International Paper Co.	5.000%	9/15/35	1,775	2,203
	International Paper Co.	7.300%	11/15/39	1,240	1,908
	International Paper Co.	6.000%	11/15/41	1,570	2,202
	International Paper Co.	4.800%	6/15/44	1,792	2,247
	International Paper Co.	5.150%	5/15/46	1,395	1,825
	International Paper Co.	4.400%	8/15/47	1,500	1,827
	International Paper Co.	4.350%	8/15/48	1,300	1,591
	Linde Inc.	3.550%	11/7/42	1,678	1,890
	Linde Inc.	2.000%	8/10/50	700	600
	Lubrizol Corp.	6.500%	10/1/34	725	1,053
	LYB International Finance BV	5.250%	7/15/43	2,565	3,296
	LYB International Finance BV	4.875%	3/15/44	2,241	2,754
	LYB International Finance III LLC	3.375%	10/1/40	2,160	2,230
	LYB International Finance III LLC	4.200%	10/15/49	962	1,095
	LYB International Finance III LLC	4.200%	5/1/50	975	1,111
	LYB International Finance III LLC	3.625%	4/1/51	3,300	3,447
	LYB International Finance III LLC	3.800%	10/1/60	1,430	1,490
	LyondellBasell Industries NV	4.625%	2/26/55	2,792	3,372
	Martin Marietta Materials Inc.	4.250%	12/15/47	1,275	1,479
	Martin Marietta Materials Inc.	3.200%	7/15/51	2,655	2,640
	Mosaic Co.	5.450%	11/15/33	1,600	2,002
	Mosaic Co.	4.875%	11/15/41	750	884
	Mosaic Co.	5.625%	11/15/43	1,138	1,505
[4]	Newmont Corp.	5.875%	4/1/35	1,235	1,632
	Newmont Corp.	6.250%	10/1/39	2,525	3,572
	Newmont Corp.	4.875%	3/15/42	2,952	3,698
	Newmont Corp.	5.450%	6/9/44	975	1,316
[6]	Nucor Corp.	2.979%	12/15/55	3,400	3,312
	Nutrien Ltd.	4.125%	3/15/35	1,175	1,332
	Nutrien Ltd.	5.875%	12/1/36	1,090	1,469
	Nutrien Ltd.	5.625%	12/1/40	1,105	1,493
	Nutrien Ltd.	6.125%	1/15/41	1,185	1,679
	Nutrien Ltd.	4.900%	6/1/43	1,675	2,107
	Nutrien Ltd.	5.250%	1/15/45	1,190	1,567
	Nutrien Ltd.	5.000%	4/1/49	1,575	2,061
	Packaging Corp. of America	4.050%	12/15/49	930	1,079
	Packaging Corp. of America	3.050%	10/1/51	1,500	1,481
	Rio Tinto Alcan Inc.	6.125%	12/15/33	856	1,185
	Rio Tinto Alcan Inc.	5.750%	6/1/35	1,373	1,867
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,064	2,761
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,750	2,246
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,961	2,366
	RPM International Inc.	5.250%	6/1/45	900	1,133
	RPM International Inc.	4.250%	1/15/48	765	853
	Sherwin-Williams Co.	4.550%	8/1/45	2,009	2,458
	Sherwin-Williams Co.	4.500%	6/1/47	1,541	1,876
	Sherwin-Williams Co.	3.800%	8/15/49	1,835	2,055
	Sherwin-Williams Co.	3.300%	5/15/50	550	569
	Southern Copper Corp.	7.500%	7/27/35	2,815	4,030

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Copper Corp.	6.750%	4/16/40	2,180	3,045
	Southern Copper Corp.	5.250%	11/8/42	3,363	4,184
	Southern Copper Corp.	5.875%	4/23/45	2,240	3,026
	Steel Dynamics Inc.	3.250%	10/15/50	875	861
	Suzano Austria GmbH	3.125%	1/15/32	2,125	2,055
	Teck Resources Ltd.	6.125%	10/1/35	1,475	1,906
	Teck Resources Ltd.	6.000%	8/15/40	1,241	1,597
	Teck Resources Ltd.	6.250%	7/15/41	1,920	2,565
	Teck Resources Ltd.	5.200%	3/1/42	900	1,077
	Teck Resources Ltd.	5.400%	2/1/43	575	706
	Vale Overseas Ltd.	8.250%	1/17/34	1,008	1,455
	Vale Overseas Ltd.	6.875%	11/21/36	5,996	8,017
	Vale Overseas Ltd.	6.875%	11/10/39	1,350	1,827
	Vale SA	5.625%	9/11/42	1,210	1,487
	Vulcan Materials Co.	4.500%	6/15/47	2,335	2,824
	Westlake Chemical Corp.	2.875%	8/15/41	800	763
	Westlake Chemical Corp.	5.000%	8/15/46	1,690	2,093
	Westlake Chemical Corp.	4.375%	11/15/47	1,155	1,320
	Westlake Chemical Corp.	3.125%	8/15/51	1,524	1,437
	Westlake Chemical Corp.	3.375%	8/15/61	1,060	996
	WRKCo Inc.	4.200%	6/1/32	975	1,120
	WRKCo Inc.	3.000%	6/15/33	1,275	1,330
					218,508
Real Estate (0.8%)
	Agree LP	2.600%	6/15/33	775	770
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	600	582
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	2,245	2,117
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	1,575	2,023
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,675	1,924
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	2,100	2,045
	American Assets Trust LP	3.375%	2/1/31	52	54
	American Tower Corp.	3.700%	10/15/49	1,045	1,129
	American Tower Corp.	3.100%	6/15/50	2,960	2,886
	American Tower Corp.	2.950%	1/15/51	1,825	1,724
	AvalonBay Communities Inc.	2.050%	1/15/32	1,300	1,282
[4]	AvalonBay Communities Inc.	3.900%	10/15/46	840	986
[4]	AvalonBay Communities Inc.	4.150%	7/1/47	775	944
[4]	AvalonBay Communities Inc.	4.350%	4/15/48	410	515
	Camden Property Trust	3.350%	11/1/49	810	887
	Crown Castle International Corp.	2.900%	4/1/41	2,910	2,797
	Crown Castle International Corp.	4.750%	5/15/47	508	624
	Crown Castle International Corp.	5.200%	2/15/49	1,025	1,327
	Crown Castle International Corp.	4.000%	11/15/49	1,450	1,603
	Crown Castle International Corp.	4.150%	7/1/50	1,350	1,533
	Crown Castle International Corp.	3.250%	1/15/51	1,610	1,596
	Duke Realty LP	3.050%	3/1/50	925	910
	Equinix Inc.	3.000%	7/15/50	1,646	1,574
	Equinix Inc.	2.950%	9/15/51	1,238	1,159
	Equinix Inc.	3.400%	2/15/52	550	562
	ERP Operating LP	4.500%	7/1/44	1,485	1,860
	ERP Operating LP	4.500%	6/1/45	700	878
	ERP Operating LP	4.000%	8/1/47	950	1,120
	Essex Portfolio LP	2.650%	3/15/32	1,170	1,185
	Essex Portfolio LP	4.500%	3/15/48	676	827
	Essex Portfolio LP	2.650%	9/1/50	827	741
	Extra Space Storage LP	2.350%	3/15/32	500	489
	Federal Realty Investment Trust	4.500%	12/1/44	870	1,037
	Healthpeak Properties Inc.	6.750%	2/1/41	625	939

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Highwoods Realty LP	2.600%	2/1/31	73	73
	Kilroy Realty LP	2.500%	11/15/32	925	909
[5]	Kilroy Realty LP	2.650%	11/15/33	925	913
	Kimco Realty Corp.	2.250%	12/1/31	575	564
	Kimco Realty Corp.	4.250%	4/1/45	875	1,009
	Kimco Realty Corp.	4.125%	12/1/46	875	999
	Kimco Realty Corp.	4.450%	9/1/47	1,400	1,682
	Kimco Realty Corp.	3.700%	10/1/49	175	189
	Lexington Realty Trust	2.375%	10/1/31	925	899
[5]	Life Storage LP	2.400%	10/15/31	1,025	1,016
	Mid-America Apartments LP	2.875%	9/15/51	675	648
	National Retail Properties Inc.	4.800%	10/15/48	1,000	1,248
	National Retail Properties Inc.	3.500%	4/15/51	1,300	1,354
	National Retail Properties Inc.	3.000%	4/15/52	1,150	1,090
	Office Properties Income Trust	3.450%	10/15/31	675	663
	Omega Healthcare Investors Inc.	3.250%	4/15/33	2,250	2,230
[5]	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	1,000	989
	Piedmont Operating Partnership LP	2.750%	4/1/32	450	443
	Prologis LP	4.375%	9/15/48	1,400	1,776
	Prologis LP	3.000%	4/15/50	1,520	1,553
	Prologis LP	2.125%	10/15/50	1,350	1,153
	Realty Income Corp.	1.800%	3/15/33	1,985	1,880
	Realty Income Corp.	4.650%	3/15/47	1,231	1,586
	Regency Centers LP	4.400%	2/1/47	695	812
	Regency Centers LP	4.650%	3/15/49	739	900
	Sabra Health Care LP	3.200%	12/1/31	1,500	1,475
	Simon Property Group LP	2.250%	1/15/32	1,000	977
	Simon Property Group LP	6.750%	2/1/40	927	1,378
	Simon Property Group LP	4.750%	3/15/42	855	1,048
	Simon Property Group LP	4.250%	10/1/44	1,936	2,245
	Simon Property Group LP	4.250%	11/30/46	2,575	2,981
	Simon Property Group LP	3.250%	9/13/49	1,265	1,281
	Simon Property Group LP	3.800%	7/15/50	1,290	1,420
	Spirit Realty LP	2.700%	2/15/32	750	744
[4]	UDR Inc.	2.100%	8/1/32	850	818
[4]	UDR Inc.	1.900%	3/15/33	930	867
	UDR Inc.	3.100%	11/1/34	750	783
	Ventas Realty LP	5.700%	9/30/43	695	925
	Ventas Realty LP	4.375%	2/1/45	400	455
	Ventas Realty LP	4.875%	4/15/49	675	843
	VEREIT Operating Partnership LP	2.850%	12/15/32	1,600	1,662
	Welltower Inc.	6.500%	3/15/41	800	1,151
	Welltower Inc.	4.950%	9/1/48	1,150	1,476
	Weyerhaeuser Co.	7.375%	3/15/32	2,853	4,057
	WP Carey Inc.	2.250%	4/1/33	958	914
					96,707
Technology (4.4%)
[5]	Analog Devices Inc.	2.800%	10/1/41	1,800	1,800
[5]	Analog Devices Inc.	2.950%	10/1/51	1,800	1,799
	Apple Inc.	4.500%	2/23/36	2,429	3,041
	Apple Inc.	2.375%	2/8/41	2,495	2,393
	Apple Inc.	3.850%	5/4/43	8,197	9,571
	Apple Inc.	4.450%	5/6/44	2,125	2,696
	Apple Inc.	3.450%	2/9/45	4,850	5,359
	Apple Inc.	4.375%	5/13/45	5,952	7,501
	Apple Inc.	4.650%	2/23/46	5,081	6,612
	Apple Inc.	3.850%	8/4/46	3,932	4,590

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	4.250%	2/9/47	2,275	2,816
	Apple Inc.	3.750%	9/12/47	3,424	3,940
	Apple Inc.	3.750%	11/13/47	3,513	4,054
	Apple Inc.	2.950%	9/11/49	4,801	4,878
	Apple Inc.	2.650%	5/11/50	5,155	4,963
	Apple Inc.	2.400%	8/20/50	2,850	2,618
	Apple Inc.	2.650%	2/8/51	6,655	6,404
	Apple Inc.	2.700%	8/5/51	4,200	4,084
	Apple Inc.	2.550%	8/20/60	4,458	4,066
	Apple Inc.	2.800%	2/8/61	4,085	3,928
	Apple Inc.	2.850%	8/5/61	3,000	2,901
	Applied Materials Inc.	5.100%	10/1/35	2,133	2,790
	Applied Materials Inc.	5.850%	6/15/41	1,330	1,926
	Applied Materials Inc.	4.350%	4/1/47	1,523	1,898
	Applied Materials Inc.	2.750%	6/1/50	1,700	1,661
	Broadcom Inc.	4.300%	11/15/32	4,550	5,093
[6]	Broadcom Inc.	2.600%	2/15/33	3,730	3,606
[6]	Broadcom Inc.	3.419%	4/15/33	7,132	7,391
[6]	Broadcom Inc.	3.469%	4/15/34	4,425	4,576
[6]	Broadcom Inc.	3.500%	2/15/41	7,100	7,043
[6]	Broadcom Inc.	3.750%	2/15/51	3,720	3,731
	Cisco Systems Inc.	5.900%	2/15/39	2,532	3,660
	Cisco Systems Inc.	5.500%	1/15/40	4,700	6,570
	Corning Inc.	4.700%	3/15/37	1,225	1,456
	Corning Inc.	5.750%	8/15/40	1,013	1,366
	Corning Inc.	4.750%	3/15/42	350	436
	Corning Inc.	5.350%	11/15/48	1,770	2,411
	Corning Inc.	3.900%	11/15/49	300	335
	Corning Inc.	4.375%	11/15/57	1,625	1,956
	Corning Inc.	5.850%	11/15/68	1,171	1,710
	Corning Inc.	5.450%	11/15/79	2,136	2,893
	Dell International LLC	8.100%	7/15/36	3,251	4,932
	Dell International LLC	8.350%	7/15/46	4,525	7,389
	Fidelity National Information Services Inc.	3.100%	3/1/41	2,150	2,176
	Fidelity National Information Services Inc.	4.500%	8/15/46	451	549
	Fiserv Inc.	4.400%	7/1/49	4,500	5,377
	Global Payments Inc.	4.150%	8/15/49	1,749	1,966
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,371	4,541
	HP Inc.	6.000%	9/15/41	3,007	3,885
	Intel Corp.	4.000%	12/15/32	3,957	4,674
	Intel Corp.	4.600%	3/25/40	1,695	2,126
	Intel Corp.	2.800%	8/12/41	1,700	1,694
	Intel Corp.	4.800%	10/1/41	1,500	1,929
	Intel Corp.	4.250%	12/15/42	1,125	1,363
	Intel Corp.	4.900%	7/29/45	2,100	2,768
	Intel Corp.	4.100%	5/19/46	3,180	3,732
	Intel Corp.	4.100%	5/11/47	1,910	2,264
	Intel Corp.	3.734%	12/8/47	5,527	6,167
	Intel Corp.	3.250%	11/15/49	3,925	4,069
	Intel Corp.	4.750%	3/25/50	4,610	6,050
	Intel Corp.	3.050%	8/12/51	2,800	2,802
	Intel Corp.	3.100%	2/15/60	2,500	2,456
	Intel Corp.	4.950%	3/25/60	1,215	1,700
	Intel Corp.	3.200%	8/12/61	1,700	1,719
	International Business Machines Corp.	5.875%	11/29/32	1,816	2,431
	International Business Machines Corp.	4.150%	5/15/39	4,346	5,123
	International Business Machines Corp.	5.600%	11/30/39	1,920	2,651
	International Business Machines Corp.	2.850%	5/15/40	1,325	1,323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Business Machines Corp.	4.000%	6/20/42	4,670	5,388
	International Business Machines Corp.	4.250%	5/15/49	5,633	6,828
	International Business Machines Corp.	2.950%	5/15/50	2,498	2,462
	Juniper Networks Inc.	5.950%	3/15/41	755	999
	KLA Corp.	5.000%	3/15/49	2,200	2,956
	KLA Corp.	3.300%	3/1/50	700	738
	Lam Research Corp.	4.875%	3/15/49	2,155	2,904
	Lam Research Corp.	2.875%	6/15/50	1,654	1,661
	Lam Research Corp.	3.125%	6/15/60	550	564
	Microsoft Corp.	3.500%	2/12/35	3,170	3,654
	Microsoft Corp.	4.200%	11/3/35	650	800
	Microsoft Corp.	3.450%	8/8/36	6,985	8,005
	Microsoft Corp.	4.100%	2/6/37	1,699	2,074
	Microsoft Corp.	4.500%	10/1/40	2,210	2,867
	Microsoft Corp.	3.700%	8/8/46	7,992	9,441
	Microsoft Corp.	2.525%	6/1/50	15,323	14,797
	Microsoft Corp.	2.921%	3/17/52	16,658	17,330
	Microsoft Corp.	3.950%	8/8/56	637	787
	Microsoft Corp.	2.675%	6/1/60	10,797	10,491
	Microsoft Corp.	3.041%	3/17/62	6,069	6,388
	Moody's Corp.	2.750%	8/19/41	1,300	1,261
	Moody's Corp.	5.250%	7/15/44	1,650	2,214
	Moody's Corp.	4.875%	12/17/48	100	131
	Moody's Corp.	3.250%	5/20/50	1,096	1,127
	Moody's Corp.	2.550%	8/18/60	1,000	874
	Motorola Solutions Inc.	5.500%	9/1/44	1,025	1,326
	NVIDIA Corp.	3.500%	4/1/40	1,700	1,888
	NVIDIA Corp.	3.500%	4/1/50	4,490	4,998
	NVIDIA Corp.	3.700%	4/1/60	1,816	2,098
[6]	NXP BV	3.250%	5/11/41	1,575	1,630
	Oracle Corp.	4.300%	7/8/34	4,599	5,230
	Oracle Corp.	3.900%	5/15/35	5,391	5,925
	Oracle Corp.	3.850%	7/15/36	2,365	2,563
	Oracle Corp.	3.800%	11/15/37	3,926	4,215
	Oracle Corp.	6.500%	4/15/38	623	867
	Oracle Corp.	6.125%	7/8/39	3,789	5,134
	Oracle Corp.	3.600%	4/1/40	6,820	7,071
	Oracle Corp.	5.375%	7/15/40	5,427	6,831
	Oracle Corp.	3.650%	3/25/41	6,525	6,783
	Oracle Corp.	4.500%	7/8/44	1,500	1,727
	Oracle Corp.	4.125%	5/15/45	5,600	6,042
	Oracle Corp.	4.000%	7/15/46	7,520	7,969
	Oracle Corp.	4.000%	11/15/47	3,430	3,642
	Oracle Corp.	3.600%	4/1/50	10,276	10,287
	Oracle Corp.	3.950%	3/25/51	7,683	8,139
	Oracle Corp.	4.375%	5/15/55	2,658	2,978
	Oracle Corp.	3.850%	4/1/60	8,271	8,423
	Oracle Corp.	4.100%	3/25/61	3,050	3,263
	PayPal Holdings Inc.	3.250%	6/1/50	2,600	2,794
	QUALCOMM Inc.	1.650%	5/20/32	622	592
	QUALCOMM Inc.	4.650%	5/20/35	3,445	4,290
	QUALCOMM Inc.	4.800%	5/20/45	3,731	4,913
	QUALCOMM Inc.	4.300%	5/20/47	5,429	6,748
	S&P Global Inc.	3.250%	12/1/49	1,552	1,656
	S&P Global Inc.	2.300%	8/15/60	1,525	1,299
	salesforce.com Inc.	2.700%	7/15/41	2,875	2,865
	salesforce.com Inc.	2.900%	7/15/51	4,625	4,628
	salesforce.com Inc.	3.050%	7/15/61	3,075	3,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Instruments Inc.	3.875%	3/15/39	2,244	2,646
	Texas Instruments Inc.	4.150%	5/15/48	3,553	4,410
	Texas Instruments Inc.	2.700%	9/15/51	1,100	1,085
	Verisk Analytics Inc.	5.500%	6/15/45	818	1,093
	Verisk Analytics Inc.	3.625%	5/15/50	1,825	1,934
					500,216
Utilities (6.1%)
[4]	AEP Texas Inc.	4.150%	5/1/49	690	794
[4]	AEP Texas Inc.	3.450%	1/15/50	1,015	1,053
	AEP Texas Inc.	3.450%	5/15/51	987	1,024
	AEP Transmission Co. LLC	4.000%	12/1/46	950	1,115
	AEP Transmission Co. LLC	3.750%	12/1/47	1,050	1,178
	AEP Transmission Co. LLC	4.250%	9/15/48	1,125	1,367
	AEP Transmission Co. LLC	3.800%	6/15/49	1,050	1,198
	AEP Transmission Co. LLC	3.150%	9/15/49	1,130	1,174
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	1,503	1,693
[4]	AEP Transmission Co. LLC	2.750%	8/15/51	1,225	1,175
	Alabama Power Co.	6.125%	5/15/38	610	867
	Alabama Power Co.	6.000%	3/1/39	1,115	1,557
	Alabama Power Co.	3.850%	12/1/42	544	620
	Alabama Power Co.	4.150%	8/15/44	1,480	1,751
	Alabama Power Co.	3.750%	3/1/45	892	1,009
	Alabama Power Co.	4.300%	1/2/46	1,216	1,473
[4]	Alabama Power Co.	3.700%	12/1/47	2,267	2,563
[4]	Alabama Power Co.	4.300%	7/15/48	1,005	1,238
	Alabama Power Co.	3.450%	10/1/49	1,155	1,253
	Alabama Power Co.	3.125%	7/15/51	575	589
	Ameren Illinois Co.	4.150%	3/15/46	826	995
	Ameren Illinois Co.	3.700%	12/1/47	2,035	2,315
	Ameren Illinois Co.	4.500%	3/15/49	1,362	1,736
	Ameren Illinois Co.	3.250%	3/15/50	1,271	1,350
	Ameren Illinois Co.	2.900%	6/15/51	652	659
	American Electric Power Co. Inc.	3.250%	3/1/50	1,060	1,060
	American Water Capital Corp.	6.593%	10/15/37	958	1,405
	American Water Capital Corp.	4.300%	12/1/42	1,200	1,440
	American Water Capital Corp.	4.300%	9/1/45	1,150	1,381
	American Water Capital Corp.	3.750%	9/1/47	1,426	1,598
	American Water Capital Corp.	4.200%	9/1/48	1,925	2,322
	American Water Capital Corp.	4.150%	6/1/49	2,078	2,467
	American Water Capital Corp.	3.450%	5/1/50	1,620	1,739
	American Water Capital Corp.	3.250%	6/1/51	1,175	1,219
	Appalachian Power Co.	7.000%	4/1/38	1,143	1,686
	Appalachian Power Co.	4.400%	5/15/44	653	768
	Appalachian Power Co.	4.450%	6/1/45	718	856
[4]	Appalachian Power Co.	4.500%	3/1/49	1,150	1,407
[4]	Appalachian Power Co.	3.700%	5/1/50	1,600	1,741
	Arizona Public Service Co.	5.050%	9/1/41	1,355	1,739
	Arizona Public Service Co.	4.500%	4/1/42	900	1,088
	Arizona Public Service Co.	4.350%	11/15/45	875	1,044
	Arizona Public Service Co.	3.750%	5/15/46	1,260	1,387
	Arizona Public Service Co.	4.200%	8/15/48	850	1,009
	Arizona Public Service Co.	4.250%	3/1/49	1,200	1,432
	Arizona Public Service Co.	3.500%	12/1/49	350	373
	Arizona Public Service Co.	3.350%	5/15/50	200	209
	Atmos Energy Corp.	5.500%	6/15/41	925	1,235
	Atmos Energy Corp.	4.150%	1/15/43	975	1,128
	Atmos Energy Corp.	4.125%	10/15/44	2,132	2,478
	Atmos Energy Corp.	4.300%	10/1/48	550	667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atmos Energy Corp.	4.125%	3/15/49	1,584	1,887
	Atmos Energy Corp.	3.375%	9/15/49	1,365	1,440
[5]	Atmos Energy Corp.	2.850%	2/15/52	2,000	1,912
	Avista Corp.	4.350%	6/1/48	800	997
	Baltimore Gas & Electric Co.	6.350%	10/1/36	350	499
	Baltimore Gas & Electric Co.	3.500%	8/15/46	993	1,081
[4]	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,195	1,360
	Baltimore Gas & Electric Co.	4.250%	9/15/48	675	828
	Baltimore Gas & Electric Co.	3.200%	9/15/49	1,550	1,616
	Baltimore Gas & Electric Co.	2.900%	6/15/50	231	229
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	3,501	4,847
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,749	2,379
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,871	2,438
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	2,031	2,460
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,726	1,948
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	3,143	3,890
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,752	2,120
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	2,260	2,160
	Black Hills Corp.	4.350%	5/1/33	1,665	1,927
	Black Hills Corp.	4.200%	9/15/46	1,045	1,181
[4]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	655	924
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,250	1,394
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	719	912
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,762	2,081
[4]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,736	2,157
[4]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,600	1,738
	CenterPoint Energy Inc.	3.700%	9/1/49	700	765
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	969	1,333
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	625	721
	Cleco Corporate Holdings LLC	4.973%	5/1/46	858	1,049
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	863	1,148
	CMS Energy Corp.	4.875%	3/1/44	984	1,261
	Commonwealth Edison Co.	5.900%	3/15/36	820	1,148
	Commonwealth Edison Co.	6.450%	1/15/38	1,225	1,779
	Commonwealth Edison Co.	3.800%	10/1/42	125	142
	Commonwealth Edison Co.	4.600%	8/15/43	1,415	1,770
	Commonwealth Edison Co.	4.700%	1/15/44	1,675	2,126
	Commonwealth Edison Co.	3.700%	3/1/45	1,410	1,586
	Commonwealth Edison Co.	3.650%	6/15/46	1,750	1,965
[4]	Commonwealth Edison Co.	3.750%	8/15/47	1,098	1,253
	Commonwealth Edison Co.	4.000%	3/1/48	1,797	2,114
	Commonwealth Edison Co.	4.000%	3/1/49	1,349	1,593
[4]	Commonwealth Edison Co.	3.200%	11/15/49	900	937
	Commonwealth Edison Co.	3.000%	3/1/50	1,813	1,832
[4]	Commonwealth Edison Co.	3.125%	3/15/51	1,700	1,759
[4]	Commonwealth Edison Co.	2.750%	9/1/51	1,025	986
	Connecticut Light & Power Co.	4.300%	4/15/44	1,365	1,676
	Connecticut Light & Power Co.	4.000%	4/1/48	1,770	2,106
[4]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,070	1,352
[4]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	770	1,021
[4]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,245	1,715
[4]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,255	1,762
[4]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,510	2,215
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,800	2,375
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,680	2,276
[4]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,110	1,274
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	2,753	3,096
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	949	1,141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,034	1,245
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,225	1,350
[4]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,282	1,427
[4]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,180	1,459
[4]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,335	2,707
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,005	1,149
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,201	1,486
[4]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,025	1,207
[4]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	950	1,063
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,630	1,973
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	350	372
[4]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	1,670	1,558
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,600	1,674
	Consumers Energy Co.	3.950%	5/15/43	1,200	1,392
	Consumers Energy Co.	3.250%	8/15/46	1,122	1,178
	Consumers Energy Co.	3.950%	7/15/47	937	1,096
	Consumers Energy Co.	4.050%	5/15/48	1,534	1,824
	Consumers Energy Co.	4.350%	4/15/49	991	1,233
	Consumers Energy Co.	3.750%	2/15/50	910	1,048
	Consumers Energy Co.	3.100%	8/15/50	750	778
	Consumers Energy Co.	3.500%	8/1/51	1,270	1,409
	Consumers Energy Co.	2.650%	8/15/52	650	619
	Consumers Energy Co.	2.500%	5/1/60	1,100	970
	Dayton Power & Light Co.	3.950%	6/15/49	600	675
	Delmarva Power & Light Co.	4.150%	5/15/45	1,543	1,826
[4]	Dominion Energy Inc.	6.300%	3/15/33	1,110	1,489
[4]	Dominion Energy Inc.	5.250%	8/1/33	1,000	1,247
[4]	Dominion Energy Inc.	5.950%	6/15/35	915	1,226
[4]	Dominion Energy Inc.	3.300%	4/15/41	1,450	1,514
[4]	Dominion Energy Inc.	4.900%	8/1/41	1,250	1,559
[4]	Dominion Energy Inc.	4.050%	9/15/42	1,450	1,637
	Dominion Energy Inc.	4.700%	12/1/44	570	707
[4]	Dominion Energy Inc.	4.600%	3/15/49	1,280	1,606
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,047	1,440
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,536	1,974
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,250	1,758
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,800	2,453
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	100	124
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	356	512
[4]	DTE Electric Co.	4.000%	4/1/43	1,010	1,187
	DTE Electric Co.	4.300%	7/1/44	650	794
	DTE Electric Co.	3.700%	3/15/45	1,475	1,672
	DTE Electric Co.	3.700%	6/1/46	1,525	1,726
	DTE Electric Co.	3.750%	8/15/47	1,217	1,390
[4]	DTE Electric Co.	4.050%	5/15/48	900	1,075
	DTE Electric Co.	3.950%	3/1/49	620	733
	DTE Electric Co.	2.950%	3/1/50	872	875
[4]	DTE Electric Co.	3.250%	4/1/51	1,226	1,306
	Duke Energy Carolinas LLC	6.450%	10/15/32	865	1,178
	Duke Energy Carolinas LLC	6.100%	6/1/37	2,147	2,931
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,310	1,838
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,065	1,418
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,175	1,398
	Duke Energy Carolinas LLC	4.000%	9/30/42	2,075	2,375
	Duke Energy Carolinas LLC	3.750%	6/1/45	350	390
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,260	1,439
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,250	1,393
	Duke Energy Carolinas LLC	3.950%	3/15/48	2,050	2,367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,700	1,766
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,200	1,305
	Duke Energy Corp.	3.750%	9/1/46	5,125	5,472
	Duke Energy Corp.	3.950%	8/15/47	1,377	1,523
	Duke Energy Corp.	4.200%	6/15/49	1,275	1,460
	Duke Energy Corp.	3.500%	6/15/51	1,765	1,821
	Duke Energy Florida LLC	6.350%	9/15/37	1,194	1,740
	Duke Energy Florida LLC	6.400%	6/15/38	1,529	2,228
	Duke Energy Florida LLC	5.650%	4/1/40	775	1,067
	Duke Energy Florida LLC	3.400%	10/1/46	1,561	1,677
	Duke Energy Florida LLC	4.200%	7/15/48	2,205	2,653
	Duke Energy Indiana LLC	6.120%	10/15/35	906	1,228
	Duke Energy Indiana LLC	6.350%	8/15/38	1,950	2,795
[4]	Duke Energy Indiana LLC	4.900%	7/15/43	980	1,246
	Duke Energy Indiana LLC	3.750%	5/15/46	1,212	1,344
[4]	Duke Energy Indiana LLC	3.250%	10/1/49	1,737	1,807
	Duke Energy Indiana LLC	2.750%	4/1/50	280	268
	Duke Energy Ohio Inc.	3.700%	6/15/46	925	1,037
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,375	1,683
	Duke Energy Progress LLC	6.300%	4/1/38	1,055	1,509
	Duke Energy Progress LLC	4.100%	5/15/42	1,875	2,180
	Duke Energy Progress LLC	4.100%	3/15/43	1,182	1,385
	Duke Energy Progress LLC	4.150%	12/1/44	1,433	1,696
	Duke Energy Progress LLC	4.200%	8/15/45	1,229	1,459
	Duke Energy Progress LLC	3.700%	10/15/46	1,225	1,366
	Duke Energy Progress LLC	3.600%	9/15/47	1,140	1,254
	Duke Energy Progress LLC	2.500%	8/15/50	400	362
	Duke Energy Progress LLC	2.900%	8/15/51	1,537	1,511
	El Paso Electric Co.	6.000%	5/15/35	878	1,167
	El Paso Electric Co.	5.000%	12/1/44	1,324	1,603
	Emera US Finance LP	4.750%	6/15/46	1,957	2,314
	Entergy Arkansas LLC	4.200%	4/1/49	212	256
	Entergy Arkansas LLC	2.650%	6/15/51	1,000	932
	Entergy Arkansas LLC	3.350%	6/15/52	1,100	1,164
	Entergy Corp.	3.750%	6/15/50	1,775	1,911
	Entergy Louisiana LLC	4.000%	3/15/33	1,878	2,159
	Entergy Louisiana LLC	4.950%	1/15/45	1,491	1,629
	Entergy Louisiana LLC	4.200%	9/1/48	2,850	3,419
	Entergy Louisiana LLC	4.200%	4/1/50	1,692	2,043
	Entergy Louisiana LLC	2.900%	3/15/51	2,000	1,938
	Entergy Mississippi LLC	3.850%	6/1/49	2,337	2,645
	Entergy Texas Inc.	4.500%	3/30/39	500	591
	Entergy Texas Inc.	3.550%	9/30/49	1,221	1,296
	Essential Utilities Inc.	4.276%	5/1/49	1,300	1,535
	Essential Utilities Inc.	3.351%	4/15/50	1,375	1,416
	Evergy Kansas Central Inc.	4.125%	3/1/42	868	1,010
	Evergy Kansas Central Inc.	4.100%	4/1/43	1,790	2,094
	Evergy Kansas Central Inc.	4.250%	12/1/45	787	947
	Evergy Kansas Central Inc.	3.450%	4/15/50	425	455
	Evergy Metro Inc.	5.300%	10/1/41	915	1,221
	Evergy Metro Inc.	4.200%	6/15/47	885	1,063
	Evergy Metro Inc.	4.200%	3/15/48	1,285	1,554
[4]	Evergy Metro Inc.	4.125%	4/1/49	950	1,138
	Eversource Energy	3.450%	1/15/50	800	839
	Exelon Corp.	5.625%	6/15/35	1,475	1,908
	Exelon Corp.	5.100%	6/15/45	2,974	3,903
	Exelon Corp.	4.450%	4/15/46	1,637	1,978
	Exelon Corp.	4.700%	4/15/50	3,004	3,792

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Generation Co. LLC	6.250%	10/1/39	515	658
	Exelon Generation Co. LLC	5.600%	6/15/42	2,836	3,430
	Florida Power & Light Co.	5.625%	4/1/34	674	904
	Florida Power & Light Co.	4.950%	6/1/35	850	1,094
	Florida Power & Light Co.	5.650%	2/1/37	843	1,137
	Florida Power & Light Co.	5.950%	2/1/38	1,025	1,456
	Florida Power & Light Co.	5.960%	4/1/39	1,005	1,446
	Florida Power & Light Co.	5.690%	3/1/40	965	1,366
	Florida Power & Light Co.	5.250%	2/1/41	1,760	2,373
	Florida Power & Light Co.	4.050%	6/1/42	1,657	1,982
	Florida Power & Light Co.	3.800%	12/15/42	1,215	1,409
	Florida Power & Light Co.	4.050%	10/1/44	1,132	1,375
	Florida Power & Light Co.	3.700%	12/1/47	1,590	1,843
	Florida Power & Light Co.	3.950%	3/1/48	1,898	2,291
	Florida Power & Light Co.	4.125%	6/1/48	1,375	1,700
	Florida Power & Light Co.	3.990%	3/1/49	1,550	1,869
	Florida Power & Light Co.	3.150%	10/1/49	2,390	2,531
[4]	Georgia Power Co.	4.750%	9/1/40	1,270	1,548
	Georgia Power Co.	4.300%	3/15/42	1,418	1,661
	Georgia Power Co.	4.300%	3/15/43	1,385	1,620
[4]	Georgia Power Co.	3.700%	1/30/50	1,600	1,719
[4]	Georgia Power Co.	3.250%	3/15/51	1,175	1,194
	Iberdrola International BV	6.750%	7/15/36	645	966
[4]	Idaho Power Co.	4.200%	3/1/48	107	129
[4]	Indiana Michigan Power Co.	4.550%	3/15/46	1,050	1,302
[4]	Indiana Michigan Power Co.	3.750%	7/1/47	775	864
	Indiana Michigan Power Co.	3.250%	5/1/51	1,175	1,225
	Interstate Power & Light Co.	6.250%	7/15/39	1,384	1,939
	Interstate Power & Light Co.	3.700%	9/15/46	650	725
	ITC Holdings Corp.	5.300%	7/1/43	800	1,052
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	990	1,194
	Kentucky Utilities Co.	5.125%	11/1/40	892	1,151
	Kentucky Utilities Co.	4.375%	10/1/45	1,365	1,658
	Kentucky Utilities Co.	3.300%	6/1/50	1,500	1,571
	Louisville Gas & Electric Co.	4.250%	4/1/49	755	915
	MidAmerican Energy Co.	6.750%	12/30/31	975	1,364
	MidAmerican Energy Co.	4.800%	9/15/43	1,033	1,331
	MidAmerican Energy Co.	4.250%	5/1/46	1,207	1,478
	MidAmerican Energy Co.	3.950%	8/1/47	1,320	1,551
	MidAmerican Energy Co.	3.650%	8/1/48	1,324	1,488
	MidAmerican Energy Co.	4.250%	7/15/49	1,482	1,832
[4]	Mississippi Power Co.	4.250%	3/15/42	1,475	1,741
	National Grid USA	5.803%	4/1/35	1,000	1,233
[4]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	266	253
[4]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,400	2,078
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	825	959
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	1,250	1,586
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	1,333	1,631
[4]	Nevada Power Co.	6.650%	4/1/36	1,193	1,745
[4]	Nevada Power Co.	6.750%	7/1/37	1,085	1,605
[4]	Nevada Power Co.	3.125%	8/1/50	2,080	2,128
	NiSource Inc.	5.950%	6/15/41	766	1,065
	NiSource Inc.	5.250%	2/15/43	1,232	1,605
	NiSource Inc.	4.800%	2/15/44	1,885	2,351

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NiSource Inc.	5.650%	2/1/45	1,355	1,866
	NiSource Inc.	4.375%	5/15/47	2,385	2,845
	NiSource Inc.	3.950%	3/30/48	1,192	1,356
	Northern States Power Co.	6.250%	6/1/36	1,125	1,614
	Northern States Power Co.	6.200%	7/1/37	950	1,384
	Northern States Power Co.	5.350%	11/1/39	775	1,061
	Northern States Power Co.	4.125%	5/15/44	1,225	1,471
	Northern States Power Co.	4.000%	8/15/45	1,185	1,408
	Northern States Power Co.	3.600%	5/15/46	151	169
	Northern States Power Co.	3.600%	9/15/47	400	448
	Northern States Power Co.	2.900%	3/1/50	965	978
	Northern States Power Co.	2.600%	6/1/51	1,099	1,045
	Northern States Power Co.	3.200%	4/1/52	1,025	1,089
	NorthWestern Corp.	4.176%	11/15/44	1,000	1,156
	NSTAR Electric Co.	5.500%	3/15/40	777	1,070
	NSTAR Electric Co.	4.400%	3/1/44	1,010	1,248
	Oglethorpe Power Corp.	5.950%	11/1/39	1,385	1,845
	Oglethorpe Power Corp.	5.375%	11/1/40	2,226	2,817
	Oglethorpe Power Corp.	5.050%	10/1/48	527	656
	Oglethorpe Power Corp.	5.250%	9/1/50	440	558
	Ohio Edison Co.	6.875%	7/15/36	400	572
	Ohio Power Co.	4.150%	4/1/48	585	697
	Ohio Power Co.	4.000%	6/1/49	1,725	2,009
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,000	1,182
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	500	572
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	700	987
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	840	1,234
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	623	1,000
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	400	541
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	970	1,220
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	658	901
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,450	1,660
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,130	1,308
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,500	1,820
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,245	1,454
[4]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,605	1,685
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	925	1,067
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	635	939
	ONE Gas Inc.	4.658%	2/1/44	1,580	1,948
	ONE Gas Inc.	4.500%	11/1/48	900	1,095
	Pacific Gas & Electric Co.	4.500%	7/1/40	7,525	7,695
	Pacific Gas & Electric Co.	3.300%	8/1/40	337	311
	Pacific Gas & Electric Co.	4.200%	6/1/41	860	852
	Pacific Gas & Electric Co.	4.750%	2/15/44	2,790	2,852
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,625	1,603
	Pacific Gas & Electric Co.	3.950%	12/1/47	2,235	2,139
	Pacific Gas & Electric Co.	4.950%	7/1/50	9,625	10,217
	Pacific Gas & Electric Co.	3.500%	8/1/50	2,275	2,068
	PacifiCorp	7.700%	11/15/31	941	1,372
	PacifiCorp	5.250%	6/15/35	1,504	1,929
	PacifiCorp	6.100%	8/1/36	720	994
	PacifiCorp	6.250%	10/15/37	1,713	2,426
	PacifiCorp	6.350%	7/15/38	940	1,340
	PacifiCorp	6.000%	1/15/39	1,312	1,840
	PacifiCorp	4.100%	2/1/42	1,433	1,657
	PacifiCorp	4.125%	1/15/49	1,820	2,149
	PacifiCorp	4.150%	2/15/50	1,673	1,992
	PacifiCorp	3.300%	3/15/51	1,350	1,406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PacifiCorp	2.900%	6/15/52	2,948	2,861
	PECO Energy Co.	5.950%	10/1/36	1,140	1,608
	PECO Energy Co.	4.150%	10/1/44	533	637
	PECO Energy Co.	3.700%	9/15/47	425	484
	PECO Energy Co.	3.900%	3/1/48	765	886
	PECO Energy Co.	3.000%	9/15/49	600	609
	PECO Energy Co.	3.050%	3/15/51	900	921
	PECO Energy Co.	2.850%	9/15/51	850	839
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	850	1,034
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	713	762
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	925	951
	Potomac Electric Power Co.	6.500%	11/15/37	1,370	1,993
	Potomac Electric Power Co.	4.150%	3/15/43	1,120	1,332
	PPL Electric Utilities Corp.	6.250%	5/15/39	565	816
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,025	1,235
	PPL Electric Utilities Corp.	3.950%	6/1/47	1,681	1,997
	PPL Electric Utilities Corp.	4.150%	6/15/48	2,057	2,522
	PPL Electric Utilities Corp.	3.000%	10/1/49	150	154
	Progress Energy Inc.	7.000%	10/30/31	125	171
	Progress Energy Inc.	6.000%	12/1/39	575	792
[4]	Public Service Co. of Colorado	6.250%	9/1/37	1,061	1,553
	Public Service Co. of Colorado	6.500%	8/1/38	571	854
	Public Service Co. of Colorado	3.600%	9/15/42	1,030	1,155
	Public Service Co. of Colorado	4.300%	3/15/44	665	804
	Public Service Co. of Colorado	3.800%	6/15/47	870	996
	Public Service Co. of Colorado	4.100%	6/15/48	1,250	1,503
	Public Service Co. of Colorado	4.050%	9/15/49	992	1,194
[4]	Public Service Co. of Colorado	2.700%	1/15/51	1,300	1,260
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,465	1,654
[4]	Public Service Electric & Gas Co.	5.800%	5/1/37	723	991
[4]	Public Service Electric & Gas Co.	5.500%	3/1/40	150	203
[4]	Public Service Electric & Gas Co.	3.950%	5/1/42	1,685	1,966
[4]	Public Service Electric & Gas Co.	3.650%	9/1/42	920	1,035
[4]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,517	1,755
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	1,185	1,334
[4]	Public Service Electric & Gas Co.	4.050%	5/1/48	1,000	1,204
[4]	Public Service Electric & Gas Co.	3.850%	5/1/49	875	1,027
[4]	Public Service Electric & Gas Co.	3.200%	8/1/49	895	948
[4]	Public Service Electric & Gas Co.	2.700%	5/1/50	1,225	1,190
[4]	Public Service Electric & Gas Co.	2.050%	8/1/50	855	734
[4]	Public Service Electric & Gas Co.	3.000%	3/1/51	1,000	1,028
	Puget Sound Energy Inc.	6.274%	3/15/37	495	687
	Puget Sound Energy Inc.	5.757%	10/1/39	800	1,082
	Puget Sound Energy Inc.	5.795%	3/15/40	900	1,240
	Puget Sound Energy Inc.	5.638%	4/15/41	1,015	1,379
	Puget Sound Energy Inc.	4.300%	5/20/45	774	932
	Puget Sound Energy Inc.	4.223%	6/15/48	931	1,118
	Puget Sound Energy Inc.	3.250%	9/15/49	1,185	1,229
	San Diego Gas & Electric Co.	6.000%	6/1/39	660	921
	San Diego Gas & Electric Co.	4.500%	8/15/40	938	1,152
[4]	San Diego Gas & Electric Co.	3.750%	6/1/47	1,495	1,678
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,100	1,309
[4]	San Diego Gas & Electric Co.	4.100%	6/15/49	150	178
[4]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,325	1,397
	Sempra Energy	3.800%	2/1/38	1,522	1,685
	Sempra Energy	6.000%	10/15/39	2,350	3,252
	Sempra Energy	4.000%	2/1/48	1,142	1,276
	Southern California Edison Co.	6.000%	1/15/34	1,060	1,380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Southern California Edison Co.	5.750%	4/1/35	1,070	1,356
[4]	Southern California Edison Co.	5.350%	7/15/35	1,095	1,360
	Southern California Edison Co.	5.625%	2/1/36	1,040	1,305
[4]	Southern California Edison Co.	5.550%	1/15/37	690	855
[4]	Southern California Edison Co.	5.950%	2/1/38	1,175	1,527
	Southern California Edison Co.	6.050%	3/15/39	1,040	1,384
	Southern California Edison Co.	5.500%	3/15/40	905	1,139
	Southern California Edison Co.	4.500%	9/1/40	1,605	1,819
	Southern California Edison Co.	4.050%	3/15/42	1,380	1,478
[4]	Southern California Edison Co.	3.900%	3/15/43	1,907	2,005
	Southern California Edison Co.	4.650%	10/1/43	2,140	2,468
[4]	Southern California Edison Co.	3.600%	2/1/45	865	872
	Southern California Edison Co.	4.000%	4/1/47	1,595	1,706
[4]	Southern California Edison Co.	4.125%	3/1/48	3,265	3,559
[4]	Southern California Edison Co.	4.875%	3/1/49	1,750	2,092
	Southern California Edison Co.	3.650%	2/1/50	2,375	2,433
[4]	Southern California Edison Co.	2.950%	2/1/51	1,235	1,130
[4]	Southern California Edison Co.	3.650%	6/1/51	1,100	1,131
	Southern California Gas Co.	5.125%	11/15/40	400	517
	Southern California Gas Co.	3.750%	9/15/42	675	748
[4]	Southern California Gas Co.	4.125%	6/1/48	875	1,042
[4]	Southern California Gas Co.	4.300%	1/15/49	1,125	1,390
[4]	Southern California Gas Co.	3.950%	2/15/50	1,085	1,271
	Southern Co.	4.250%	7/1/36	1,375	1,584
	Southern Co.	4.400%	7/1/46	5,101	6,020
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,552	2,134
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,330	1,560
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,025	1,138
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,800	2,119
	Southern Power Co.	5.150%	9/15/41	1,045	1,284
	Southern Power Co.	5.250%	7/15/43	1,055	1,319
[4]	Southern Power Co.	4.950%	12/15/46	1,400	1,690
	Southwest Gas Corp.	3.800%	9/29/46	800	857
	Southwest Gas Corp.	4.150%	6/1/49	875	994
	Southwestern Electric Power Co.	6.200%	3/15/40	860	1,199
[4]	Southwestern Electric Power Co.	3.900%	4/1/45	1,090	1,189
[4]	Southwestern Electric Power Co.	3.850%	2/1/48	605	664
	Southwestern Public Service Co.	4.500%	8/15/41	1,246	1,528
	Southwestern Public Service Co.	3.400%	8/15/46	1,200	1,277
	Southwestern Public Service Co.	3.700%	8/15/47	1,440	1,606
[4]	Southwestern Public Service Co.	4.400%	11/15/48	1,000	1,248
	Southwestern Public Service Co.	3.750%	6/15/49	1,525	1,733
[4]	Southwestern Public Service Co.	3.150%	5/1/50	881	920
	Tampa Electric Co.	4.100%	6/15/42	725	838
	Tampa Electric Co.	4.350%	5/15/44	685	826
	Tampa Electric Co.	4.300%	6/15/48	1,050	1,282
	Tampa Electric Co.	4.450%	6/15/49	575	722
	Tampa Electric Co.	3.625%	6/15/50	900	1,003
	Tampa Electric Co.	3.450%	3/15/51	1,000	1,079
	Toledo Edison Co.	6.150%	5/15/37	700	963
	Tucson Electric Power Co.	4.850%	12/1/48	865	1,113
	Tucson Electric Power Co.	4.000%	6/15/50	129	150
	Union Electric Co.	2.150%	3/15/32	1,275	1,266
	Union Electric Co.	5.300%	8/1/37	775	995
	Union Electric Co.	8.450%	3/15/39	665	1,129
	Union Electric Co.	3.900%	9/15/42	1,225	1,398
	Union Electric Co.	3.650%	4/15/45	1,212	1,356
	Union Electric Co.	4.000%	4/1/48	600	707

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Electric Co.	3.250%	10/1/49	575	613
	Union Electric Co.	2.625%	3/15/51	1,067	1,011
	Veolia Environnement SA	6.750%	6/1/38	522	784
[4]	Virginia Electric & Power Co.	6.000%	1/15/36	935	1,286
[4]	Virginia Electric & Power Co.	6.000%	5/15/37	1,708	2,361
	Virginia Electric & Power Co.	6.350%	11/30/37	1,756	2,515
	Virginia Electric & Power Co.	4.000%	1/15/43	1,950	2,246
[4]	Virginia Electric & Power Co.	4.650%	8/15/43	3,012	3,752
[4]	Virginia Electric & Power Co.	4.200%	5/15/45	1,373	1,635
[4]	Virginia Electric & Power Co.	4.000%	11/15/46	1,980	2,317
[4]	Virginia Electric & Power Co.	3.800%	9/15/47	1,978	2,252
	Virginia Electric & Power Co.	4.600%	12/1/48	900	1,160
	Virginia Electric & Power Co.	3.300%	12/1/49	1,203	1,281
	Virginia Electric & Power Co.	2.450%	12/15/50	1,700	1,532
[4]	Washington Gas Light Co.	3.796%	9/15/46	1,100	1,246
[4]	Washington Gas Light Co.	3.650%	9/15/49	850	951
	Wisconsin Electric Power Co.	5.625%	5/15/33	605	786
	Wisconsin Electric Power Co.	5.700%	12/1/36	725	976
	Wisconsin Electric Power Co.	4.300%	10/15/48	1,050	1,298
	Wisconsin Power & Light Co.	6.375%	8/15/37	890	1,258
	Wisconsin Power & Light Co.	3.650%	4/1/50	500	563
	Wisconsin Public Service Corp.	3.671%	12/1/42	415	468
	Wisconsin Public Service Corp.	4.752%	11/1/44	1,689	2,159
	Xcel Energy Inc.	6.500%	7/1/36	866	1,236
	Xcel Energy Inc.	3.500%	12/1/49	1,250	1,336
					701,040
Total Corporate Bonds (Cost $5,531,881)					5,937,295
Sovereign Bonds (3.1%)
[4]	Asian Development Bank	0.750%	10/8/30	295	276
[4]	Asian Development Bank	1.500%	3/4/31	107	107
	Equinor ASA	3.625%	4/6/40	2,466	2,753
	Equinor ASA	5.100%	8/17/40	1,027	1,357
	Equinor ASA	4.250%	11/23/41	1,835	2,209
	Equinor ASA	3.950%	5/15/43	1,172	1,352
	Equinor ASA	4.800%	11/8/43	1,715	2,204
	Equinor ASA	3.250%	11/18/49	2,665	2,809
	Equinor ASA	3.700%	4/6/50	3,226	3,706
	European Investment Bank	4.875%	2/15/36	3,217	4,424
	Export-Import Bank of Korea	2.500%	6/29/41	1,115	1,106
[4]	Inter-American Development Bank	3.875%	10/28/41	1,690	2,157
	Inter-American Development Bank	3.200%	8/7/42	650	750
	Inter-American Development Bank	4.375%	1/24/44	1,053	1,439
[4]	International Bank for Reconstruction & Development	4.750%	2/15/35	910	1,211
[7]	KFW	0.750%	9/30/30	2,375	2,227
[7]	KFW	0.000%	4/18/36	1,475	1,119
[7]	KFW	0.000%	6/29/37	2,409	1,791
[4]	Oriental Republic of Uruguay	7.625%	3/21/36	1,950	2,921
[4]	Oriental Republic of Uruguay	4.125%	11/20/45	1,500	1,756
[4]	Oriental Republic of Uruguay	5.100%	6/18/50	9,738	12,406
[4]	Oriental Republic of Uruguay	4.975%	4/20/55	5,552	6,962
	Province of British Columbia	7.250%	9/1/36	840	1,336
[4]	Republic of Chile	2.550%	1/27/32	2,975	2,954
[4]	Republic of Chile	2.550%	7/27/33	4,380	4,278
[4]	Republic of Chile	3.100%	5/7/41	6,425	6,214
	Republic of Chile	3.625%	10/30/42	2,245	2,344
	Republic of Chile	3.860%	6/21/47	3,369	3,623

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Republic of Chile	3.500%	1/25/50	3,280	3,286
[4]	Republic of Chile	3.100%	1/22/61	5,375	4,868
[4]	Republic of Chile	3.250%	9/21/71	1,500	1,362
	Republic of Hungary	7.625%	3/29/41	3,027	5,050
	Republic of Indonesia	2.850%	2/14/30	400	414
	Republic of Indonesia	4.350%	1/11/48	6,175	6,877
	Republic of Indonesia	5.350%	2/11/49	3,174	4,088
	Republic of Indonesia	3.700%	10/30/49	2,925	2,968
	Republic of Indonesia	3.500%	2/14/50	2,895	2,894
	Republic of Indonesia	4.200%	10/15/50	5,345	5,921
	Republic of Indonesia	3.050%	3/12/51	1,062	1,005
	Republic of Indonesia	4.450%	4/15/70	1,600	1,825
	Republic of Italy	5.375%	6/15/33	3,029	3,806
	Republic of Italy	4.000%	10/17/49	4,148	4,591
	Republic of Italy	3.875%	5/6/51	6,030	6,528
	Republic of Korea	4.125%	6/10/44	2,238	2,861
	Republic of Korea	3.875%	9/20/48	1,349	1,707
[4]	Republic of Panama	2.252%	9/29/32	3,524	3,317
[4]	Republic of Panama	6.700%	1/26/36	3,456	4,600
[4]	Republic of Panama	4.500%	5/15/47	4,560	4,994
[4]	Republic of Panama	4.500%	4/16/50	5,657	6,159
[4]	Republic of Panama	4.300%	4/29/53	4,035	4,279
[4]	Republic of Panama	4.500%	4/1/56	5,675	6,161
[4]	Republic of Panama	3.870%	7/23/60	6,580	6,434
[4]	Republic of Peru	1.862%	12/1/32	1,429	1,304
	Republic of Peru	8.750%	11/21/33	5,925	9,142
[4]	Republic of Peru	6.550%	3/14/37	2,467	3,332
[4]	Republic of Peru	3.300%	3/11/41	2,330	2,265
	Republic of Peru	5.625%	11/18/50	5,666	7,703
[4]	Republic of Peru	3.550%	3/10/51	2,210	2,200
[4]	Republic of Peru	2.780%	12/1/60	4,315	3,649
[4]	Republic of Peru	3.230%	7/28/21	2,000	1,663
	Republic of the Philippines	1.648%	6/10/31	82	78
	Republic of the Philippines	1.950%	1/6/32	1,575	1,526
	Republic of the Philippines	6.375%	1/15/32	3,710	5,009
	Republic of the Philippines	6.375%	10/23/34	3,783	5,238
	Republic of the Philippines	5.000%	1/13/37	3,895	4,813
	Republic of the Philippines	3.950%	1/20/40	5,762	6,290
	Republic of the Philippines	3.700%	3/1/41	1,452	1,540
	Republic of the Philippines	3.700%	2/2/42	4,215	4,474
	Republic of the Philippines	2.950%	5/5/45	3,595	3,426
	Republic of the Philippines	2.650%	12/10/45	2,441	2,231
	Republic of the Philippines	3.200%	7/6/46	4,700	4,625
	State of Israel	4.500%	1/30/43	4,038	5,053
	State of Israel	4.125%	1/17/48	2,320	2,797
	State of Israel	3.375%	1/15/50	4,325	4,593
	State of Israel	3.875%	7/3/50	5,205	5,935
	State of Israel	4.500%	4/3/20	2,593	3,260
[4]	United Mexican States	4.750%	4/27/32	3,950	4,451
[4]	United Mexican States	7.500%	4/8/33	2,807	3,920
[4]	United Mexican States	6.750%	9/27/34	3,947	5,200
	United Mexican States	6.050%	1/11/40	6,799	8,343
[4]	United Mexican States	4.280%	8/14/41	7,845	8,009
[4]	United Mexican States	4.750%	3/8/44	9,156	9,780
	United Mexican States	5.550%	1/21/45	5,445	6,374
	United Mexican States	4.600%	1/23/46	6,826	7,088
	United Mexican States	4.350%	1/15/47	3,428	3,447
	United Mexican States	4.600%	2/10/48	5,327	5,510

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	United Mexican States	4.500%	1/31/50	5,935	6,081
[4]	United Mexican States	5.000%	4/27/51	5,740	6,309
[4]	United Mexican States	3.771%	5/24/61	8,183	7,266
[4]	United Mexican States	5.750%	10/12/10	5,420	6,175
Total Sovereign Bonds (Cost $352,624)					353,885
Taxable Municipal Bonds (3.1%)
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	1,025	1,670
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	755	1,103
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	645	1,052
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	770	1,147
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	1,545	2,869
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,095	1,654
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	2,285	3,688
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,680	2,955
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,690	2,990
	Broward County FL Airport System Revenue	3.477%	10/1/43	1,120	1,178
	California GO	4.500%	4/1/33	1,425	1,659
	California GO	7.500%	4/1/34	4,385	6,752
	California GO	4.600%	4/1/38	1,350	1,565
	California GO	7.550%	4/1/39	6,645	11,197
	California GO	7.300%	10/1/39	4,805	7,594
	California GO	7.350%	11/1/39	1,650	2,624
	California GO	7.625%	3/1/40	2,665	4,432
	California GO	7.600%	11/1/40	4,610	7,948
	California State University Systemwide Revenue	3.899%	11/1/47	1,000	1,166
	California State University Systemwide Revenue	2.897%	11/1/51	650	639
	California State University Systemwide Revenue	2.975%	11/1/51	1,410	1,441
	California State University Systemwide Revenue	2.719%	11/1/52	725	706
	California State University Systemwide Revenue	2.939%	11/1/52	725	709
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	1,107
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	500	524
	Chicago IL GO	7.045%	1/1/29	690	796
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	1,645	2,298
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	950	1,428
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	300	388
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	1,040	1,400
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	5,000	7,070
	Clark County NV Airport System Revenue	6.820%	7/1/45	1,450	2,249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	1,000	1,136
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	975	1,120
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	1,070	1,096
	Connecticut GO	5.090%	10/1/30	750	879
	Connecticut GO	5.850%	3/15/32	1,500	1,978
	Cook County IL GO	6.229%	11/15/34	925	1,254
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,170
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,045	1,538
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	990	1,359
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088%	1/1/42	1,065	1,496
[8]	Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,567
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	955	1,001
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	1,375	1,439
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	1,000	1,284
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	850	1,212
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	1,250	1,807
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	1,690	1,782
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,489	3,737
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	2,803	4,277
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	531	781
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	500	500
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	1,000	1,016
[5]	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	800	810
[5]	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	1,100	1,120
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	875	1,180
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	2,500	2,584
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	575	609
	Houston TX GO	6.290%	3/1/32	755	954
	Houston TX GO	3.961%	3/1/47	1,135	1,331
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	400	400
	Illinois GO	5.100%	6/1/33	18,435	21,487
	Illinois GO	6.630%	2/1/35	1,570	1,947
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,215	1,681
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	1,050	1,284
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	1,200	1,243
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	775	955

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	800	1,057
[9]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	800	784
	Los Angeles CA Community College District GO	2.106%	8/1/32	1,000	1,006
	Los Angeles CA Community College District GO	6.750%	8/1/49	1,765	2,981
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	975	1,370
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	1,575	2,545
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	925	1,569
	Los Angeles CA Unified School District GO	5.750%	7/1/34	2,430	3,215
	Los Angeles CA Unified School District GO	6.758%	7/1/34	3,065	4,331
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	1,025	1,355
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	700	1,148
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	895	1,339
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	775	799
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	775	798
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	850	1,174
	Massachusetts GO	2.663%	9/1/39	993	1,021
	Massachusetts GO	5.456%	12/1/39	1,860	2,563
	Massachusetts GO	2.813%	9/1/43	1,345	1,398
	Massachusetts GO	2.900%	9/1/49	580	611
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,005	1,385
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	960	1,009
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	865	1,179
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	1,000	1,455
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	905	1,576
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	1,605	1,766
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	1,005	1,080
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	950	1,025
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	1,570	1,710
	Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	700	711
	Mississippi GO	5.245%	11/1/34	700	895
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	1,000	1,098
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	850	1,012
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	1,050	1,192

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	1,205	1,790
New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	920	1,046
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,464	4,022
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,785	7,605
New York City NY GO	5.206%	10/1/31	1,070	1,291
New York City NY GO	5.517%	10/1/37	1,175	1,593
New York City NY GO	6.271%	12/1/37	750	1,087
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	975	1,445
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	730	1,087
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	800	1,215
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	980	1,494
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	935	1,361
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,010	1,549
New York City NY Transitional Finance Authority Future Tax Revenue	5.267%	5/1/27	20	24
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	625	794
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	1,000	1,336
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	1,150	1,514
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	815	1,080
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	40	57
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	40	58
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	2,425	3,310
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,790	2,903
New York State Dormitory Authority Revenue	3.142%	7/1/43	370	377
New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	1,000	995
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,830	2,354
New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	770	1,034
New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	1,300	1,386
New York State Thruway Authority General Revenue	2.900%	1/1/35	635	669
New York State Thruway Authority General Revenue	3.500%	1/1/42	1,100	1,163
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	1,275	1,420
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	1,675	2,087
North Texas Tollway Authority System Revenue	3.011%	1/1/43	250	252
North Texas Tollway Authority System Revenue	6.718%	1/1/49	2,335	3,874
Ohio State University General Receipts Revenue	4.910%	6/1/40	1,775	2,348

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio State University General Receipts Revenue	3.798%	12/1/46	1,150	1,374
	Ohio State University General Receipts Revenue	4.800%	6/1/11	1,072	1,529
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	975	1,001
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,336
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	780	1,068
[9]	Oregon GO	3.424%	3/1/60	750	772
	Pennsylvania State University	2.790%	9/1/43	750	760
	Pennsylvania State University	2.840%	9/1/50	780	784
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	920	1,284
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	625	627
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	1,475	2,069
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	1,665	2,335
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	1,000	1,359
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	875	965
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	675	819
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	1,720	2,401
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	900	906
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	4,870	6,557
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,350	1,891
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	635	690
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	710	1,122
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	660	886
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	400	421
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	705	794
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	1,190	1,296
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	1,125	1,258
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	829
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	1,120	1,459
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	850	1,218
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	550	794
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,225	1,510
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	675	676
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,065	1,612
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,175	1,759
	San Francisco CA City & County Public Utilities Commission Water Revenue	2.825%	11/1/41	730	737
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	1,365	2,269
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	1,350	1,472

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	1,500	1,859
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	800	1,273
	Texas GO	5.517%	4/1/39	2,715	3,904
	Texas GO	3.211%	4/1/44	1,300	1,362
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	2,150	2,404
	Texas Transportation Commission GO	2.562%	4/1/42	660	667
	Texas Transportation Commission GO	2.472%	10/1/44	1,500	1,464
	Texas Transportation Commission Revenue	4.681%	4/1/40	950	1,237
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	685	818
[10]	Tucson City AZ COP	2.856%	7/1/47	725	715
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	1,075	1,660
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	900	1,373
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,625	1,662
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	2,010	2,160
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	565	604
	University of California Revenue	5.770%	5/15/43	980	1,360
	University of California Revenue	5.946%	5/15/45	1,275	1,796
	University of California Revenue	3.071%	5/15/51	1,000	1,013
	University of California Revenue	4.858%	5/15/12	1,965	2,760
	University of California Revenue	4.767%	5/15/15	1,200	1,644
	University of Michigan	2.437%	4/1/40	950	950
	University of Michigan	2.562%	4/1/50	500	489
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	775	817
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	925	1,002
	University of Texas Financing System Revenue	4.794%	8/15/46	1,075	1,433
	University of Texas Financing System Revenue	3.354%	8/15/47	800	918
	University of Texas Financing System Revenue	2.439%	8/15/49	625	603
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	690	779
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	1,000	1,027
	University of Virginia Revenue	2.256%	9/1/50	1,675	1,540
	University of Virginia Revenue	4.179%	9/1/17	975	1,281
	Washington GO	5.140%	8/1/40	885	1,222
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	875	980
Total Taxable Municipal Bonds (Cost $284,255)					356,204

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[11]	Vanguard Market Liquidity Fund (Cost $25,612)	0.068%	256,118	25,612
Total Investments (99.5%) (Cost $10,685,798)				11,398,667
Other Assets and Liabilities—Net (0.5%)				58,098
Net Assets (100%)				11,456,765
Cost is in $000.
1	Securities with a value of $317,000 have been segregated as initial margin for open futures contracts.
2	U.S. government-guaranteed.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2021.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the aggregate value was $108,819,000, representing 0.9% of net assets.
7	Guaranteed by the Federal Republic of Germany.
8	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Long U.S. Treasury Bond	December 2021	155	24,679	(273)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,725,671	—	4,725,671
Corporate Bonds	—	5,937,295	—	5,937,295
Sovereign Bonds	—	353,885	—	353,885
Taxable Municipal Bonds	—	356,204	—	356,204
Temporary Cash Investments	25,612	—	—	25,612
Total	25,612	11,373,055	—	11,398,667

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	273	—	—	273
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.